                                                   Registration No. 333-102588
                                                            File No. 811-21281

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 9                                             [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. 12

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                    OPPENHEIMER PRINCIPAL PROTECTED TRUST
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [X]   immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Principal Protected
Main Street Fund(R)

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Prospectus dated December 28, 2007       Oppenheimer Principal Protected Main
                                         Street Fund(R)is a mutual fund that
                                         seeks capital preservation in order to
                                         have a net asset value on the Maturity
                                         Date at least equal to your original
                                         investment (reduced by any adjustments
                                         to the Warranty Amount permitted under
                                         the Warranty Agreement and less any
                                         sales charges, your share of
                                         extraordinary expenses and the

Shares of the Fund cannot be purchased   proportional reduction for dividends
except by the reinvestment of the        paid in cash and redemption of Fund
Fund's dividends and distributions.      shares). The Fund seeks high total
                                         return as a secondary objective. It

As with all mutual funds, the            invests in shares of the Oppenheimer
Securities and Exchange Commission has   Main Street Fund(R)(which invests
not approved or disapproved the Fund's   mainly in common stocks) and U.S.
securities nor has it determined that    government securities, including zero
this prospectus is accurate or           coupon bonds.
complete. It is a criminal offense to      This prospectus contains important
represent otherwise.                     information about the Fund's
                                         objective, investment policies,
                                         strategies and risks. It also contains
                                         important information about how to
                                         sell shares of the Fund and other
                                         account features. Please read this
                                         prospectus carefully before you invest
                                         and keep it for future reference about

An investment in the Fund is not a       your account.
deposit of any bank and is not insured
or guaranteed by the Federal Deposit
Insurance Corporation or any other
government agency or any person.
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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  ABOUT THE FUND

                  Overview
                  The Fund's Investment Objective and Principal Investment Strategies
                  Main Risks of Investing in the Fund
                  The Fund's Past Performance
                  Fees and Expenses of the Fund
                  About the Fund's Investments
                  The Warranty Agreement and the Financial Warranty
                  How is the Warranty Amount Determined?
                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Reinvestment Privilege

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares
                  Shareholder Account Rules and Policies
                  Dividends, Capital Gains and Taxes
                  Financial Highlights of the Fund
                  Financial Highlights of the Underlying Fund

ABOUT THE FUND

Overview

Oppenheimer Principal Protected Main Street Fund is a "fund of funds" that invests a portion of its assets in shares of Oppenheimer Main Street Fund(R)and a portion of its assets in U.S. government securities.

      The Fund has an Offering Period, a Warranty Period and a Post-Warranty Period. Shares
of the Fund were offered during an Offering Period but will not be offered during the
Warranty Period, except in connection with reinvestment of dividends and distributions. The
Offering Period was from May 30, 2003 through July 31, 2003.

      The Warranty Period began on August 5, 2003 and will run until August 5, 2010 (the
"Maturity Date"). During the Warranty Period, the Fund will seek primarily capital preservation, and secondarily high total return, by allocating its assets between an equity portfolio (consisting of Class Y shares of Oppenheimer Main Street Fund(R)) and a debt portfolio (consisting of U.S. government securities, including zero coupon bonds and certain securities guaranteed by U.S. government agencies and instrumentalities).
Shareholders may receive taxable gains from portfolio transactions by the Fund, whether they take payment in cash or reinvest them to purchase additional shares.

      The Fund has entered into a Financial Warranty Agreement (the "Warranty Agreement")
with Merrill Lynch Bank USA (the "Warranty Provider") pursuant to which the Warranty
Provider has issued, subject to certain conditions, a financial warranty (the "Financial
Warranty") to the Fund. The Financial Warranty attempts to make sure that the value of each shareholder's account on the Maturity Date will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period, including net income, if any, earned by the Fund during the Offering Period, reduced by (i)
sales charges, (ii) the shareholder's pro rata portion of any Extraordinary Expenses (as defined on page 11) , (iii) the proportional reduction for dividends and distributions paid in cash and redemptions of Fund shares, (iv) the shareholder's pro rata portion of the value of any shares issued by the Fund during the Warranty Period other than in connection with the reinvestment of dividends and distributions, (v) the amount of any increase in the shareholder's investment in the Fund as a result of changes in accounting practices for the
Fund, corporate actions or certain other events, and (vi) if OppenheimerFunds, Inc., as manager of the Fund (the "Manager"), is required to make payments under the Warranty
Agreement in certain instances, and the Manager fails to do so in a timely manner, the amount of such payments (on a pro rata basis). The value of the shareholder's account on the second business day after the end of the Offering Period minus the above-described reductions is referred to as the "Warranty Amount." In order to avoid having their Warranty
Amount reduced, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the
Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed on the Maturity
Date for an amount equal to his or her Warranty Amount.

      Because the front-end sales charge paid on the purchase of Class A shares reduces the
Warranty Amount for Class A shareholders, Class A shares will have a lower Warranty Amount than the Class B, Class C or Class N shares. Normal operating fees and expenses of the Fund incurred in the ordinary course of business will not reduce the Warranty Amount. However, certain Extraordinary Expenses incurred by the Fund will reduce the Warranty Amount. In addition, in the event the Fund is completely and irreversibly invested in U.S. government securities, any Fund expenses in excess of certain limits will reduce the Warranty Amount.

      The Warranty Provider, a wholly-owned subsidiary of Merrill Lynch & Co., Inc., is licensed as an industrial bank organized under Utah law. The Warranty Provider's principal business is to engage in banking activities. The Warranty Provider is regulated and examined by the FDIC and the Utah Department of Financial Institutions. The Warranty
Provider is not regulated by the Federal Reserve or the U.S. Department of Treasury.
Neither Merrill Lynch & Co., Inc. nor any other entity will be guaranteeing the obligations of the Warranty Provider. The Warranty Provider has not participated in the organization of the Fund and makes no representation regarding the advisability of an investment in the
Fund. Further information about the Warranty Provider can be found in the Statement of
Additional Information.

      Shareholders could lose money by investing in this Fund. A shareholder's Warranty
Amount will be reduced, as more fully described in this prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if the Fund incurs
Extraordinary Expenses, or if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement (in which case the Warranty Provider may have the right to terminate the Financial Warranty). Moreover, shareholders could lose money if the Warranty
Provider fails or is unable to meet its obligations under the Warranty Agreement.

      During the Post-Warranty Period, which will commence immediately following the
Warranty Period, the Fund will seek high total return by investing in Class Y shares of
Oppenheimer Main Street Fund, common stocks of U.S. companies of different capitalization ranges, and/or debt securities, such as bonds and debentures. The Fund's shares may be offered on a continuous basis during the Post-Warranty Period.

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE DURING THE WARRANTY PERIOD? During the Warranty
Period, the Fund will seek capital preservation in order to have a net asset value on the
Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment objectives are fundamental policies that can be changed only with the approval of a majority of the Fund's outstanding voting shares, as described in the Statement of Additional Information.

WHAT DOES THE FUND MAINLY INVEST IN DURING THE WARRANTY PERIOD? The Fund is a special type of mutual fund known as a "fund of funds" because it can invest a substantial portion of its assets in other mutual funds. During the Warranty Period, the Manager, will allocate the Fund's assets, consistent with the Warranty Agreement, between a portfolio of equity securities (the "equity portfolio") and a portfolio of debt securities (the "debt portfolio"). The equity portfolio will consist of Class Y shares of Oppenheimer Main Street
Fund(R)(referred to as the "Underlying Fund"). The Manager also serves as the investment manager of the Underlying Fund.  The Underlying Fund's investment objective is to seek high total return by investing mainly in common stocks of U.S. companies of different capitalization ranges. The debt portfolio will principally consist of zero coupon U.S.
government securities, but may also include certain other securities guaranteed by U.S.
government agencies and instrumentalities and securities issued by government sponsored enterprises which are neither guaranteed nor insured by the U.S. government. The securities in the debt portfolio will have a maturity approximately equal to the period remaining in the Warranty Period.

WHO IS THE FUND DESIGNED FOR? The Fund may be an appropriate investment for you if you:
o     Have an investment time horizon of at least 7 years (measured from the beginning of the Warranty Period)
o     Seek potential for growth but are concerned about capital preservation
o     Want a professionally managed and diversified portfolio
o     Are not seeking current income through cash dividends

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in value from a number of factors described below. There is also the risk that poor security selection by the Manager, either in its capacity as the Fund's investment manager or in its capacity as the Underlying Fund's investment manager, will cause the Fund to underperform other funds having a similar objective.

      The principal risks of an investment in the Fund during the Warranty Period and the
Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks (indirectly through investment in the
Underlying Fund) and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.

      To obtain the benefits of the Financial Warranty, the Fund expects to comply with certain investment limitations established by the Warranty Agreement. If the Fund or the
Manager chooses not to comply with those investment limitations because it determines that such non-compliance would be in the shareholder's best interests, the Warranty Provider may exercise its rights to have more of the Fund's assets invested in the debt portfolio
(including a complete and irreversible allocation to the debt portfolio) or could terminate the Financial Warranty.

      As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go down. Although the Fund will seek to return a shareholder's Warranty
Amount at the end of the Warranty Period, the value of the Fund's shares will fluctuate during the Warranty Period and may decline below your original account value. Changes in the value of the Fund's shares may occur because a particular stock market in which the
Underlying Fund invests is rising or falling or because of the effect of the change of the value of the Fund's debt portfolio, for example, in response to interest rate changes. You could lose money by investing in the Fund if you redeem your shares prior to the Maturity
Date or if the value of the Fund's investments goes down and the Warranty Provider is unable to meet its obligations under the Financial Warranty. See "The Warranty Agreement and the Financial Warranty" for further information about the Warranty Agreement and the circumstances under which the Financial Warranty may be terminated.

      The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon bonds) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other sources. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Warranty Amount.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Underlying Fund currently invests a substantial portion of its assets in common stocks, the value of the Underlying Fund's portfolio and therefore the
Fund's equity portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the
Underlying Fund's portfolio securities change. The corresponding effect on the net asset value of the Fund will depend on the percentage of the Fund's assets allocated to shares of the Underlying Fund.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other. In particular, because the
Underlying Fund currently focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Underlying Fund currently invests substantial amounts in large companies, but may buy securities of small- and medium-size companies, which may have more volatile prices than stocks of large companies.
Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

      At times, the Underlying Fund's emphasis of its investments in a particular industry may differ compared to the weighting of that industry in the Standard and Poor's 500
Composite Stock Price Index ("S&P 500 Index"), which the Underlying Fund uses as a performance benchmark. To the extent that the Underlying Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

INTEREST RATE RISK. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these price fluctuations is generally greater for debt securities having longer maturities.

      The Fund buys zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes. Their prices may go up or down more than the prices of other types of debt securities in response to interest rate changes.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay interest or principal, the value of that security may fall and the price of the Fund's shares may fall.
Securities, including zero-coupon securities, directly issued by the U.S. Treasury and certain U.S. government agencies that are backed by the full faith and credit of the U.S.
government have little credit risk. Securities issued by other agencies or instrumentalities of the U.S. government generally have low credit risks. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bonds, are neither guaranteed nor insured by the U.S. government and thus may experience greater credit risk than other types of U.S. government securities.

RISKS ASSOCIATED WITH THE FINANCIAL WARRANTY. Although neither the Warranty Provider nor any other person (including the Manager, its affiliates or the United States government)
has guaranteed the performance of the Fund, the Fund has entered into the Warranty
Agreement with the Warranty Provider to try to make sure that on the Maturity Date shareholders will be able to redeem their shares of the Fund at their Warranty Amount. The
Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. As described above, shareholders could lose money if the Warranty Provider fails to or is unable to perform its obligations under the Warranty Agreement.

      The Fund's assets and the obligations of the Warranty Provider under the Warranty
Agreement are not guaranteed by Merrill Lynch & Co., Inc., the United States government, the Manager, or any other entity or person. The lack of a guarantee of the Warranty
Provider's obligations under the Warranty Agreement presents some risk to shareholders if the Warranty Provider fails to or is unable to honor its obligations to the Fund on the
Maturity Date under the Warranty Agreement.

      The Warranty Agreement may be terminated by the Warranty Provider in certain circumstances, as discussed in "The Warranty Agreement and the Financial Warranty." In such event, shareholders will not receive the Warranty Amount but instead will receive the
Fund's then-current net asset value when they redeem their shares, which may be lower than the Warranty Amount. Shareholders may receive less than their Warranty Amount in certain other circumstances as well. For example, the Warranty Agreement requires the Manager to make payments to the Warranty Provider upon the happening of certain specified events. If the Manager fails to make a required payment, the Warranty Provider may reduce its obligations under the Financial Warranty. As a result, a shareholder's Warranty Amount may be reduced.

      In addition, the Manager has contractually agreed to reduce its management fee for the remainder of the Warranty Period if the Fund becomes completely and irreversibly invested in the debt portfolio to the extent necessary so that total annual operating expenses of the Fund are limited to certain agreed amounts (as described under "Advisory
Fees") for each share class (excluding Extraordinary Expenses and certain other expenses).
However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Under such circumstances, the aggregate
Warranty Amount will be reduced by the portion of the Fund's annual operating expenses that exceed these limits.

      Furthermore, a shareholder's Warranty Amount per share will be reduced by the shareholder's proportionate share of any Extraordinary Expenses incurred by the Fund, by any shortfall amount resulting from the negligence of the Manager, by dividends and distributions paid in cash, and by redemptions of Fund shares during the Warranty Period.
If any of those were to occur, the shareholder will receive less than the shareholder's original Warranty Amount on the Maturity Date. The Manager will not be responsible to the
Fund for a reduction in the Warranty Amount due to an Extraordinary Expense or other shortfall resulting from the Manager's negligent acts.

INVESTMENT RESTRICTIONS UNDER WARRANTY AGREEMENT. To avoid losing the benefits of the
Financial Warranty, the Fund must satisfy conditions of the Warranty Agreement that require the Manager to make investment allocation decisions based on a mathematical formula (the
"Warranty Formula") that limits the amount of the Fund's assets that may be allocated to the equity portfolio. This limitation is designed to reduce, but does not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Warranty Amount on the Maturity Date. Accordingly, the Warranty Agreement
could limit the Manager's ability to respond to changing market conditions during the
Warranty Period. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate the Financial Warranty, exercise its right to instruct the Manager to immediately allocate the Fund's assets to the debt portfolio, deliver to the
Fund's custodian (the "Custodian") pre-signed instructions from the Manager instructing the
Custodian to immediately allocate all of the Fund's assets to the debt portfolio, or change one of the variables in the Warranty Formula to increase the portion of the Fund's assets allocated to the debt portfolio. If the Warranty Provider were to exercise the right to have all of the Fund's assets invested in the debt portfolio, the Fund's ability to participate in upward equity market movements would be eliminated.

RISK OF DEFAULT. A shareholder's ability to receive the Warranty Amount depends on the financial condition of the Warranty Provider. The Warranty Agreement is an obligation that runs solely to the Fund, not to the Fund's shareholders, and shareholders would have no recourse against the Warranty Provider in the event it defaults on its obligation to the
Fund. Since the Financial Warranty is solely an obligation of the Warranty Provider, an investment in the Fund involves a risk of loss if the Warranty Provider is placed in receivership, or is otherwise unable to perform its obligations or defaults on its obligations, if any, to the Fund. In the event of an act of insolvency by the Warranty
Provider, the Fund's board of trustees (the "Board") could take a variety of actions including replacing the Financial Warranty. However, the Board is under no obligation to replace the Financial Warranty or otherwise find a substitute provider of principal protection. In each of the above circumstances, shareholders could suffer a loss of principal. No entity or person is obligated to make up any shortfall in the event the
Warranty Provider defaults on its obligations to the Fund and the Fund's assets are insufficient to redeem the Fund's shares for the Warranty Amount on the Maturity Date. The
Warranty Provider may, under certain conditions, assign its obligations under the Warranty
Agreement to an affiliate, provided the Warranty Provider's parent company guarantees the obligations of the affiliate. The Warranty Provider may assign its obligations under the
Warranty Agreement to a non-affiliate only if the Board and the Manager have consented to such assignment. There is a risk that the substitute Warranty Provider may not have the financial resources to fulfill its obligations under the Warranty Agreement.

      The availability of the Financial Warranty on the Maturity Date is conditioned upon the Manager and the Fund satisfying their respective obligations under the Warranty
Agreement. Should the Manager or the Fund fail to satisfy their respective obligations under the Warranty Agreement, the Warranty Provider is permitted to terminate the Financial
Warranty and thus terminate its obligations to make any payment to the Fund if a shortfall exists on the Maturity Date. In addition, the availability of the Financial Warranty on the
Maturity Date is conditional upon the Manager and the Fund's Custodian providing certain information to the Warranty Provider. If the Manager or the Custodian fails to provide such information, the Warranty Provider may require the Fund to invest exclusively in the debt portfolio, which will eliminate the Fund's ability to participate in upward equity market movements.

RISKS ASSOCIATED WITH ASSET ALLOCATION. At times, the Fund's assets may be largely invested in the debt portfolio in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the debt portfolio, the
Fund's exposure to equity markets will decrease and the Fund's performance will be more highly correlated with debt securities. In addition, if during the Warranty Period the equity markets experience a major decline, the Fund's assets may become largely or entirely invested in the debt portfolio. If the value of the shares of the Underlying Fund were to decline significantly (whether within a short period of time or over a protracted period), a complete and irreversible reallocation to the debt portfolio may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Investment in debt securities during the Warranty Period reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that invests principally in equity securities. In addition, the terms of the Warranty Agreement prescribe certain investment parameters within which the Fund must be managed during the Warranty Period to preserve the benefit of the Financial Warranty. Accordingly, the Warranty Agreement could limit the
Manager's ability to alter the allocation of Fund assets during the Warranty Period in response to changing market conditions. The terms of the Warranty Agreement could require the Fund to liquidate an equity position when it otherwise would not be in the shareholders' best interests or at a time when the Manager otherwise would not recommend that the securities be sold.

      The asset allocation process may result in additional transaction costs. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate may increase the
Fund's transaction costs, which would adversely affect performance. Also, you may receive taxable gains from portfolio transactions by the Fund, whether you take payment in cash or reinvest them to purchase additional Fund shares.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund, particularly if the financial condition of the Warranty Provider deteriorates and it is unable to make a payment to the Fund, if necessary, under the Financial Warranty. You could lose money if, among other reasons, the Fund incurs Extraordinary Expenses or is liquidated prior to the Maturity Date, or if you redeem your shares prior to the Maturity Date and the
Fund's net asset value is less than the Warranty Amount on the date of redemption. It is possible that the Warranty Provider will not be able to satisfy its obligations under the
Warranty Agreement as of the Maturity Date or that the Manager or the Fund will not be able to satisfy their respective obligations under the Warranty Agreement. As a result, the Fund may not be able to redeem your shares for the Warranty Amount on the Maturity Date, and the value of your shares on the Maturity Date may be more or less than your Warranty Amount.
There is no assurance that the Fund will achieve its investment objective.

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The life of the Fund is divided into three phases: an Offering Period (which has ended), a
Warranty Period and a Post-Warranty Period.
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Warranty Period. The Warranty Period began August 5, 2003, the third business day after the end of the Offering Period, and will run through August 5, 2010, or if that day is not a business day, the first business day thereafter (previously defined as the "Maturity
Date"). During the Warranty Period, the Fund will not accept purchase orders for Fund shares, except for reinvestment of dividends and distributions.

      If you maintain your investment in the Fund through the Maturity Date, do not redeem any shares, and reinvest all dividends and distributions, you will be entitled to redeem your shares held as of the Maturity Date for the greater of the then-current net asset value of your shares or your Warranty Amount. A transfer or re-registration of existing shares during the Warranty Period that does not result in an increase in Fund shares that are issued and outstanding will not interrupt the seven year period calculated to determine the Warranty Amount. Shareholders must redeem their shares in the Fund on, and only on, the
Maturity Date (August 5, 2010) to ensure that they receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date the Fund will provide each shareholder a notice reminding them that shares must be redeemed on the
Maturity Date to receive the full benefit of the Financial Warranty. In the event there is a shortfall on the Maturity Date, each redeeming shareholder will be entitled to redemption proceeds that include a pro rata allocation of any payments made to the Fund by the
Warranty Provider. Shareholders who remain invested in the Fund past the Maturity Date will also receive the benefit of a pro rata allocation of any shortfall payments made by the
Warranty Provider, if any, on the Maturity Date. However, after the Maturity Date shares of the Fund will not be protected by the Financial Warranty, will be subject to market fluctuations, and will then be redeemable at the Fund's then-current net asset value, which may be lower than the Warranty Amount.

      The Fund never restricts your ability to redeem your shares. However, shareholders who do not reinvest their distributions or dividends will reduce their Warranty Amount and shareholders who redeem prior to the Maturity Date will bear the cost of the Warranty
Agreement without receiving any corresponding benefit. As explained in the examples on pages 28-30, if you reinvest your dividends and distributions, the number of shares you own in the Fund will increase at each date on which a dividend or distribution is effective and the corresponding Warranty Amount per share decreases so that your overall Warranty Amount does not change. Therefore, if you fail to reinvest the Fund's dividends or distributions or you redeem Fund shares prior to the Maturity Date, your overall Warranty Amount will decrease because you will have fewer shares multiplied by the applicable Warranty Amount per share. See "How is the Warranty Amount Determined?" for further information.
Shareholders (other than certain retirement plans) are subject to income taxes on distributions from the Fund whether they take payment of distributions in cash or reinvest them to purchase additional Fund shares.

      If the Fund incurs certain Extraordinary Expenses or if the Manager is required to make payments under the Warranty Agreement in certain instances and the Manager fails to do so in a timely manner, your Warranty Amount also will be reduced by the proportionate amount of the Extraordinary Expenses or the amount of the payment which the Manager failed to make.

      "Extraordinary Expenses" means any Fund fees and expenses that are not incurred or accrued in the ordinary course of the Fund's business (including for example, all costs of defending or prosecuting any claim, or litigation, to which the Fund is a party, together with any amounts in judgment, settlement or indemnification expense incurred by the Fund or any other non-recurring, non-operating expenses). If the Fund's assets are invested completely and irreversibly in the debt portfolio, Extraordinary Expenses will also include any Fund fees and expenses incurred in excess of the Fund's expense limits whether or not incurred in the ordinary course of the Fund's business. Those expense limits are 1.30% for
Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. The Fund will invest its assets completely and irreversibly in the debt portfolio if the Warranty Formula provides for such allocation or if, under the terms of the Warranty
Agreement, the Warranty Provider exercises its right to instruct the Manager to allocate the Fund's assets to the debt portfolio, or deliver to the Fund's Custodian pre-signed instructions from the Manager instructing the Custodian to immediately allocate all of the assets of the Fund to the debt portfolio.

Post-Warranty Period. On and after the Maturity Date, you can redeem your shares or exchange your shares for shares of the same class of another Oppenheimer fund that offers an exchange privilege. The value of your shares on the Maturity Date will be the greater of
(i) the then-current net asset value of the Fund or (ii) the Warranty Amount. Because the benefits of the Warranty Agreement terminate after the Maturity Date, the entire amount of your investment in the Fund following the Maturity Date will be subject to market risk.

      If after the Maturity Date shares of the Fund remain issued and outstanding, the
Board may elect at the recommendation of the Manager and without shareholder approval (1)
to have the Fund redeem all issued and outstanding shares and then terminate the Fund, (2)
to merge the Fund into the Underlying Fund, or (3) to continue the existence of the Fund.
Shareholders who continue their investment in the Fund after the Maturity Date will receive prior notice of the Board's decision. If the Board chooses to have the Fund redeem all issued and outstanding shares and terminate the Fund, those remaining shareholders will receive the then-current net asset value, which may be more or less than their Warranty
Amount. If the Board chooses to continue the existence of the Fund during the Post-Warranty
Period, then the Fund's investment objectives will be changed by the Board to the single objective of seeking high total return and the Fund's name will change to an appropriate name as determined by the Board. To achieve that objective, the Fund may invest its assets during the Post-Warranty Period primarily in shares of the Underlying Fund, common stocks of U.S. companies of different capitalization ranges, and debt securities, such as bonds and debentures. The Manager will sell a portfolio security during the Post-Warranty Period if it determines that the security will not provide the return anticipated. During the
Post-Warranty Period, the Fund's shares will be offered on a continuous basis. Shareholders will not have the benefit of the Financial Warranty during the Post-Warranty Period.

--------------------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any person.
--------------------------------------------------------------------------------------------

The Fund's Past Performance

Please remember that the Fund is intended to be a long-term investment, performance results are historical, and past performance (particularly over a short-term period) is not predictive of future results. Because the Fund may invest a significant amount of its assets in Class Y shares of the Underlying Fund, financial information about Class Y shares of the Underlying Fund is included in this prospectus. That information is not intended to predict the performance of the Fund. The Fund's performance will differ from the performance of the Underlying Fund.

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) for the full calendar years since the Fund's inception and by showing how the average annual total returns of the
Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.
The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2007 through September 30, 2007, the cumulative return (not annualized) before taxes for Class A shares was 9.38%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 6.47% (4th Qtr 06) and the lowest return (not annualized) before taxes for a calendar quarter was -2.36% (1st Qtr 05).

---------------------------------------------------------------------------------

Average Annual Total Returns                 1 Year              5 Years
for the  periods  ended  December  31,                    (or life of class, if
2006                                                              less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares (inception June 2,

2003)                                        7.66%                7.60%
  Return Before Taxes                        7.66%                7.27%
  Return After Taxes on Distributions
  Return After Taxes on Distributions        4.98%                6.35%
  and Sale of Fund Shares

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception June 2,            8.28%                7.91%
2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares (inception June 2,            12.34%               8.60%

2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares (inception June 2,            12.96%               9.20%

2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

S&P 500 Index (reflects no deduction         15.78%              13.42%*
for fees, expenses or taxes)
  *  From 5/31/03.

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of  5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 3% (life of class); and for Class C and Class N, the 1%
contingent deferred sales charge for the 1-year period. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services and for the Financial Warranty. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. The fees for the Fund may be higher than fees paid by other mutual funds which do not offer principal protection. In addition, the Fund, and therefore its shareholders, will indirectly bear its pro rata share of the expenses of the Underlying Fund. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. "Other
Expenses" and "Total Annual Operating Expenses" are based on the Fund's expenses during its fiscal year ended August 31, 2007.

---------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                           Class A  Class B    Class C  Class N
                                            Shares    Shares    Shares   Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on              5.75%      None      None     None
purchases (as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering                                   None(1)    5%(2)     1%(3)    1%(4)
price or redemption proceeds)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                           Class A  Class B    Class C  Class N
                                            Shares  Shares(5)   Shares   Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Management Fees(6)                          0.05%     0.05%     0.05%    0.05%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees    0.25%     1.00%     1.00%    0.50%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Warranty Fee(7)                             0.60%     0.60%     0.60%    0.60%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Other Expenses(8)                           0.11%     0.13%     0.11%    0.04%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Operating Expenses             1.01%     1.78%     1.76%    1.19%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Underlying Fund Operating Expenses          0.48%     0.48%     0.48%    0.48%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Fund and Underlying Fund       1.49%     2.26%     2.24%    1.67%
Operating Expenses(9)

---------------------------------------------------------------------------------

Expenses may vary in future years.

"Total Annual Operating Expenses" include the fees directly incurred by the Fund, and
"Underlying Fund Operating Expenses" include the fees indirectly incurred by the Fund through its investment in shares of the Underlying Fund.  The expenses of the Underlying
Fund are based on the net annual expense ratio, after giving effect to any waivers or reimbursements, of the Underlying Fund for its last fiscal year. In addition, any material changes to the Fund's asset allocation in the Underlying Fund during the Fund's current fiscal year could increase or decrease the "Underlying Fund Operating Expenses."

1. A Class A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions.
2. Applied to redemptions in the first year after  purchase.  The contingent  deferred sales charge  gradually  declines  from 5% to 1% during years one through six and is eliminated after that.

3. Applied to shares redeemed within 12 months of purchase.

4. A contingent deferred sales charge would have applied to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

5. Class B shares automatically convert to Class A shares 88 months after purchase.

6.   Under the investment advisory  agreement,  the Manager receives an advisory fee equal to 0.50% of the average annual net assets of the Fund, reduced by the amount of  advisory  fees paid to the  Manager by the  Underlying  Fund relating to the Fund's assets invested in the Underlying Fund. However, the
     management   fee  will  not  be  reduced   below  zero.   The  Manager  has
     contractually  agreed to  further  reduce  its  management  fee to 0.25% of average  annual net assets for the remainder of the Warranty  Period in the event  that 100% of the  Fund's  assets  are  completely  and  irreversibly invested in the debt portfolio to the extent necessary so that total annual operating expenses of the Fund (other than  Extraordinary  Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares.  However, if this  reduction in the  management  fee is not  sufficient  to reduce total annual operating  expenses to these limits,  the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits.
     Furthermore,  if the Fund's total annual  operating  expenses  exceed those limits while the Fund's assets are completely and irreversibly allocated to the debt  portfolio,  the Warranty Amount will be reduced by the portion of the Fund's total annual operating  expenses that exceeds those limits.  The
     Manager has  voluntarily  agreed to waive its management fee payable by the
     Fund by 0.00833% per month in any month  following a month where the Fund's average daily equity allocation was less than 10%. The Manager may amend or terminate that voluntary undertaking at any time.

7.   If the  Fund  becomes  completely  and  irreversibly  invested  in the debt portfolio,  the Warranty  Fee payable by the Fund to the Warranty  Provider under the Warranty Agreement will decrease to 0.35% per annum.

8.    "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Transfer Agent has voluntarily undertaken to the
Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That voluntary undertaking may be amended or withdrawn at any time. During the Fund's last fiscal year, no transfer agent fees were waived or reimbursed pursuant to this voluntary undertaking.
9.  The Manager has voluntarily agreed to reimburse the Fund for expenses of the Underlying
   Fund, other than advisory fees paid to the Manager by the Underlying Fund, relating to the Fund's assets invested in the Underlying Fund. For the fiscal year ended August 31,
   2007, following this reimbursement, the Fund's actual "Total Annual Fund and Underlying
   Fund Operating Expenses" as a percentage of daily net assets were 1.46% for Class A shares, 2.23% for Class B shares, 2.21% for Class C shares, and 1.64% for Class N shares. The amount of this expense reimbursement is based on the percentage allocation of the Fund's assets in shares of the Underlying Fund and will fluctuate as the allocation changes. The Manager may amend or withdrawal that voluntary undertaking at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples are based on the
"Total Annual Fund and Underlying Fund Operating Expenses" shown in the table above, and assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:           1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------

Class A Shares                     $719       $1,022      $1,347      $2,264

--------------------------------------------------------------------------------

Class B Shares                     $732       $1,014      $1,423      $2,334*

--------------------------------------------------------------------------------
Class C Shares                     $330        $708       $1,213      $2,603
--------------------------------------------------------------------------------

Class N Shares                     $271        $531        $915       $1,992

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not redeemed:       1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------

Class A Shares                     $719       $1,022      $1,347      $2,264

--------------------------------------------------------------------------------

Class B Shares                     $232        $714       $1,223      $2,334*

--------------------------------------------------------------------------------
Class C Shares                     $230        $708       $1,213      $2,603
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                     $171        $531        $915       $1,992

--------------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the Class A initial sales charge, but Class B, Class
C and Class N expenses do not include the contingent deferred sales charges.
*  Class B expense for years 8 through 10 are based on Class A expenses because Class B shares automatically convert to Class A 88 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's assets among the debt portfolio and the equity portfolio will vary over time based upon the
Warranty Formula, which is a mathematical formula intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

INVESTMENT IN SHARES OF OPPENHEIMER MAIN STREET FUND(R). The Fund invests most of the equity portfolio in Class Y shares of Oppenheimer Main Street Fund(R)(the "Underlying Fund").
      The Underlying Fund seeks high total return, by investing mainly in common stocks of
      U.S. companies of different capitalization ranges, presently focusing on large capitalization issuers. It also can buy debt securities, such as bonds and debentures but does not currently emphasize these investments. In selecting securities to buy or sell for the Underlying Fund, the Underlying Fund's portfolio managers use an investment process that uses multi-factor quantitative models to rank more than 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

      Multi-factor quantitative models: The Underlying Fund uses both "top down" and
      "bottom up" quantitative models.

      o  The "top down" market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors risk tolerance.

      o  The "bottom up" stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the "bottom up" models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. The Underlying
         Fund also uses two seasonal models to capture seasonal effects.

      Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The
      Underlying Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

Main Risks of Investing in Stocks. Stocks fluctuate in price, and may experience great short-term volatility. Because the Underlying Fund invests in common stocks, the value of the Underlying Fund's portfolio will be affected by changes in the stock markets. Different stock markets may behave differently from each other and U.S.
      stock markets may move in the opposite direction from one or more foreign stock markets.

      A variety of factors can affect the price of a particular company's stock and the prices of individual stocks do not all move in the same direction at the same time.
      These factors may include: poor earnings reports, a loss of customers, litigation against the company, or changes in government regulations affecting the company or its industry.

      At times, the Underlying Fund may emphasize investments in a particular industry or sector. To the extent that the Underlying Fund increases its emphasis on stocks in a particular industry, the value of its investments may fluctuate more in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

Other Equity Securities. In addition to common stocks, the Underlying Fund can invest in other equity or "equity equivalents" securities such as preferred stocks or convertible securities. Preferred stocks have a set dividend rate and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. The Manager considers some convertible securities to be "equity equivalents" because they are convertible into common stock. They offer the Underlying Fund the ability to participate in stock market movements while also seeking some current income. The credit ratings of those convertible securities generally has less impact on the investment decision, although they are still subject to credit and interest rate risk.

Debt Securities. The Underlying Fund does not focus on debt securities as a principal investment strategy; however, debt securities are one of the other investments that the
   Underlying Fund may use. The Underlying Fund may invest in debt securities to seek income, for liquidity or for hedging purposes.

   The debt securities the Underlying Fund buys may be of any maturity. The Underlying
   Fund's debt securities may be rated by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's Ratings Services or
   may be unrated. "Investment grade" refers to securities that are rated in one of the top four rating categories. The Underlying Fund can invest up to 25% of its total assets in debt securities that are rated below investment grade, also referred to as "junk bonds."
   The Underlying Fund cannot invest more than 10% of its assets in lower-grade non-convertible debt securities and currently does not intend to invest more than 10% of its assets in lower-grade debt securities of any type.

o     Interest Rate Risk. The values of debt securities usually change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The values of longer-term debt securities usually change more when interest rates change than the values of shorter-term debt securities.

o     Credit Risks. Debt securities are also subject to credit risk, which is the risk that the issuer of a security might not make principal or interest payments on the security when they are due. If the issuer fails to pay interest, the Underlying
      Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall.

o     Special Risks of Lower-Grade Securities. Lower-grade debt securities, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for lower-grade securities may be less liquid and therefore they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Foreign Investing. The Underlying Fund can buy securities issued by companies or governments in any country, including in developing or emerging market countries. While there is no limit on the Underlying Fund's foreign investments, the Underlying Fund does not currently plan to invest a significant amount of its assets in securities of foreign issuers. While foreign securities may offer special investment opportunities, there are also special risks. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

   If the Underlying Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Underlying Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
   Underlying Fund's use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

Derivative Investments. The Underlying Fund can invest in a number of different types of
   "derivative" investments. A derivative is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Options, futures, indexed securities, swaps and forward contracts are some of the types of derivatives the Underlying Fund can use. Derivatives may allow the
   Underlying Fund to increase or decrease its exposure to certain markets or risks very quickly. The Underlying Fund may use derivatives to seek income or capital gain or to hedge against the risks of other investments.

   Derivatives may be volatile, however, and may involve significant risks. Certain derivative investments held by the Underlying Fund may be illiquid, making it difficult to close out an adverse position. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform the way the Manager expected it to. As a result, the Underlying Fund could realize little or no income or lose principal from the investment or a hedge might be unsuccessful. The Underlying Fund may also lose money on the investment if the issuer of a derivative does not pay the amount due.

   The Underlying Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

Hedging. The Underlying Fund can buy and sell put and call options, futures contracts, forward contracts and options on futures and securities indices for hedging purposes.
   These investments are intended to reduce the risk of price declines, interest rate changes, currency rate changes or other risks in the Underlying Fund's portfolio.
   However, there are also special risks involved in particular hedging strategies. For example, if a call written by the Underlying Fund is exercised on an investment that has increased in value above the call price, the Underlying Fund will be required to sell the investment at the call price and will not be able to realize any profit. At other times a hedging instrument's value might not be correlated with the investment it is intended to hedge. Hedging transactions may also require the payment of premiums and can increase portfolio turnover. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Underlying Fund's return or create a loss.

Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

   Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. The Underlying Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. The Manager monitors the Underlying Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

Conflicts of Interest The investment activities of the Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Underlying Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other Underlying Funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Underlying
   Fund. That may result in another fund or account holding investment positions that are adverse to the Underlying Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Underlying Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Underlying Fund or invest in securities of the same issuers that have different , and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Underlying Fund and, as a result, the value of securities held by the Underlying Fund or the Underlying Fund's investment strategies may be adversely affected. The Underlying Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the
   Underlying Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the
   Manager, however such policies and procedures may also limit the Underlying Fund's investment activities and affect its performance.

Investments by "Funds of Funds." Class Y shares of the Underlying Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds," which may invest significant portions of their assets in shares of the Underlying Fund. From time to time, those investments may also represent a significant portion of the
      Underlying Fund's outstanding shares or of its outstanding Class Y shares. The
      Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Underlying Fund frequently, possibly on a daily basis during volatile market conditions. If the size of those purchases and redemptions were significant relative to the size of the Underlying
      Fund's assets, the Underlying Fund could be required to purchase or sell portfolio securities, possibly increasing its transaction costs and reducing the performance of all of its share classes.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Underlying Fund can invest up to 100% of its assets in investments that may be inconsistent with the Underlying
Fund's principal investment strategies. Generally the Underlying Fund would invest in shares of Oppenheimer Institutional Money Market Fund, described below in "Other Investment
Strategies of the Fund and the Underlying Fund", or in the types of money market instruments in which Oppenheimer Institutional Money Market Fund invests or in other short-term U.S. Government securities. The Underlying Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of
Underlying Fund shares or the sale of Underlying Fund portfolio securities or to meet anticipated redemptions of Underlying Fund shares. To the extent the Underlying Fund invests in these securities, it might not achieve its investment objective.
   For more information about the types of securities the Underlying Fund may invest in, you can request a prospectus of Oppenheimer Main Street Fund by calling the toll-free number listed on the back cover of this prospectus.

INVESTMENT IN DEBT SECURITIES. During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances the Fund may invest all of its assets, in U.S.
government securities having a maturity approximately equal to the period remaining in the
Warranty Period.

U.S. Government Securities. U.S. government securities the Fund buys will consist of non-callable general obligations of the U.S. Treasury backed by the full faith and credit of the U.S. government or of any of the following U.S. government agencies:
      Federal National Mortgage Association, Federal Home Loan Mortgage Corporation,
      Federal Home Loan Bank, Resolution Funding Corporation, Financing Corporation and
      Tennessee Valley Authority, provided such securities are rated no less than "AAA" by
      Standard & Poor's Rating Services or "Aaa" by Moody's Investors Service, Inc.
      Securities issued by the Federal Home Loan Mortgage Corporation, the Federal National
      Mortgage Association and the Federal Home Loan Banks are neither guaranteed nor insured by the U.S. government.
o     U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.
      The Fund can buy U. S. Treasury securities that have been "stripped" of their coupons and zero-coupon securities described below.
o     Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.
      These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Government National Mortgage
      Association ("Ginnie Mae") pass-through mortgage certificates, for example, are supported by the full faith and credit of the U.S. government.
Zero-Coupon Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest. The Fund can invest up to 100% of its assets in zero-coupon
      U.S. government securities. They are issued at a substantial discount from their face value. Because zero-coupon securities have no reinvestment risk if held to maturity, they are more appropriate than coupon-paying securities for seeking to ensure that the Fund has a certain amount of assets at the end of a set period of time.
      Zero-coupon securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. The
      Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently. The Fund will not purchase zero-coupon securities in the form of collateralized mortgage obligations.
Short-Term Debt Securities. The Fund can buy high-quality, short-term money market instruments, including obligations of the U.S. government and its agencies, and certain short-term demand and time deposits in, certificates of deposit of and bankers' acceptances issued by certain U.S. depository institutions or trust companies, and certain commercial paper having a maturity of not more than 180 days, which are short-term, negotiable promissory notes of companies. Because these instruments tend to offer lower yields than other debt securities, the Fund ordinarily uses them for liquidity and cash management purposes or for defensive purposes when market conditions are unstable.

ASSET ALLOCATION. The Manager allocates the Fund's assets between the equity portfolio
(shares of the Underlying Fund) and the debt portfolio (consisting of U.S. government securities, including zero coupon bonds and certain securities guaranteed by certain U.S.
government agencies and instrumentalities) based upon the Warranty Formula. The Manager evaluates the relative allocation between the equity portfolio and debt portfolio daily and makes any necessary adjustments to the Fund's portfolio. The Warranty Formula may allocate between 0% to 100% of the Fund's assets to the equity portfolio. The allocation during the
Warranty Period will fluctuate in response to changes in the securities markets. Factors reflected in the asset allocation methodology include, but are not limited to:
o     The market value of the Fund's assets as compared to the Warranty Amount
o     The prevailing level of interest rates
o     Equity market volatility
o     The length of time remaining until the Maturity Date

      Under the terms of the Warranty Agreement, the Fund may be required in certain limited circumstances, including a material decline in the value of the Fund's assets relative to the Warranty Amount or a breach by the Fund or the Manager of its obligations under the Warranty Agreement, to invest all or a substantial portion of its assets in U.S.
government securities, including zero coupon U.S. government securities, and cash equivalents to the extent necessary to meet redemption requests and Fund expenses.

      Specifically, situations where the Warranty Provider can require the Fund to invest all of its assets in the debt portfolio include:
o     if the Fund issues additional shares during the Warranty Period in violation of the
         Warranty Agreement;

o     if the Fund invests in securities other than as permitted in this prospectus or uses leverage in violation of the Financial Warranty Agreement;

o     if the Fund's investment in the equity portfolio on any given day exceeds certain limitations as established by, or the Fund fails to allocate assets pursuant to, the Warranty Formula;
o     if the Fund fails to comply with the expense limitations imposed on the Fund if it is required to invest completely and irreversibly in the debt portfolio;
o     if the Fund fails to pay the Warranty Agreement fee when due;
o     if the investment advisory agreement with the Manager is terminated and the successor investment adviser is not acceptable to the Warranty Provider;
o     if the Manager fails to manage the Fund in accordance with its objectives, policies and strategies;
o     if the Manager, the Fund or the Custodian fails to provide the Warranty Provider with certain information necessary for it to monitor the Fund's compliance with the
         Warranty Agreement;
o     if representations or warranties made by the Manager or the Fund in certain agreements and documents were incorrect or misleading when made;
o     if the Manager, the Fund or the Custodian fails to perform any obligation or breaches any covenant under the Warranty Agreement or other related agreements and such failure could have an adverse effect on the Warranty Provider (including a change to the Fund's investment objective or any material change to the Fund's investment policies or strategies without the Warranty Provider's prior written consent, even where such change is in the Fund's and the shareholders' best interest);
      the commencement of any proceeding in a federal, state or local court which if adversely determined, could have an adverse effect on the Manager or the Fund;
o     if an action or proceeding is commenced to place the Fund or the Manager in receivership or bankruptcy; or
o     if any governmental or regulatory action limits, suspends, or terminates the rights, privileges or operation of the Manager or the Fund that could adversely affect the
         Manager or the Fund.

      Under the Warranty Agreement, the Fund is also required to satisfy certain risk management requirements, which will also restrict the manner in which the Fund may invest its assets. The Fund's holdings of cash and cash equivalents will generally be limited to an amount necessary to meet anticipated expenses and redemptions.

      The Warranty Formula may require the Fund to have a higher portfolio turnover rate as compared to other mutual funds.

OTHER INVESTMENT STRATEGIES OF THE FUND AND THE UNDERLYING FUND

Loans of Portfolio Securities.  Each of the Fund and Underlying Fund may loan its portfolio securities to brokers, dealers and financial institutions to provide income or for liquidity. The Fund and Underlying Fund have entered into a securities lending agreement with JPMorgan Chase Bank, N.A. ("JPMorgan") for that purpose. Under the agreement, JPMorgan will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Fund or Underlying Fund will be responsible for risks associated with the investment of its cash collateral, however, including the risk of a default by an issuer of a security in which cash collateral has been invested. The Fund or Underlying Fund may lose money if the value of an investment purchased with its cash collateral decreases. The Fund's and Underlying
      Fund's portfolio loans must comply with the collateralization and other requirements of the Fund's and Underlying Fund's securities lending agreement and applicable government regulations. The Fund limits loans of portfolio securities to not more than 33 1/3% of its net assets, and the Underlying Fund limits loans of portfolio securities to not more than 25% of its net assets.

Investments in Oppenheimer Institutional Money Market Fund. Each of the Fund and the
      Underlying Fund can invest its free cash balances in Class E shares of Oppenheimer
      Institutional Money Market Fund, to provide liquidity or for defensive purposes. The
      Fund and the Underlying Fund invest in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than they could obtain on their own. Oppenheimer Institutional Money Market
      Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended, and is part of the
      Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund or the Underlying Fund directly. At the time of an investment, the Fund and the Underlying Fund cannot always predict what the yield of the
      Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund and the
      Underlying Fund each will be subject to its proportional share of the expenses of
      Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee and the
      Underlying Fund's advisory fee to the extent of the Fund's and the Underlying Fund's respective share of the advisory fee paid to the Manager by Oppenheimer Institutional
      Money Market Fund.

Portfolio Turnover. A change in the securities held by the Fund or the Underlying Fund is known as "portfolio turnover." The Fund and the Underlying Fund each may engage in active and frequent trading to try to achieve its investment objective, and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If either the Fund or the Underlying Fund realize capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights tables at the end of this prospectus shows the Fund's and Underlying Fund's respective portfolio turnover rates during prior fiscal years

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can
change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy is not fundamental unless this prospectus or the
Statement of Additional Information says that it is.

The Warranty Agreement and the Financial Warranty

The Fund has entered into the Warranty Agreement to help make sure that on the Maturity
Date each shareholder will be entitled to redeem his or her shares for an amount not less than the Warranty Amount, i.e., the initial value of that shareholder's account on the second business day after the end of the Offering Period (including any net income earned by the Fund during the Offering Period and the two business days subsequent thereto, but reduced by any adjustments the Warranty Provider is permitted to make under the Warranty
Agreement and less sales charges and Extraordinary Expenses and a proportionate reduction for dividends and distributions paid in cash and shares redeemed). Certain calculations under the Warranty Agreement (including the calculation of any shortfall) will be performed by an affiliate of the Warranty Provider as calculation agent.

      The Warranty Agreement requires the Manager to comply with certain investment parameters in an attempt to limit the Fund's risk. These investment parameters are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Warranty Amount on the Maturity Date.
If the Fund fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty
Provider may terminate its Financial Warranty in the following limited circumstances:

o     if the Fund liquidates, is merged, reorganizes or sells all or substantially all of its assets;
o     if the Manager ceases to be the adviser of the Fund and any successor adviser is not acceptable to the Warranty Provider;
o     if under the terms of the Warranty Agreement, the Manager or the  Custodian is
      required to allocate all of the Fund's assets to the debt portfolio and fails to do so within a reasonable time;
o     if the Custodian agreement is amended so that the  Custodian or successor custodian is no longer obligated or does not agree to provide the Warranty Provider with certain information regarding the Fund's portfolio as required by the Warranty
      Agreement;
o     if the conditions precedent to the Warranty Provider's issuance of the Financial
      Warranty have not been met under the terms of the Warranty Agreement;
o     if the Manager fails to pay to the Warranty Provider a shortfall amount resulting from the negligence, recklessness, bad faith, willful misconduct or fraud of the
      Manager;
o     a determination of negligence, recklessness, fraud, bad faith or willful misconduct on the part of the Manager or the Fund under the Warranty Agreement and related agreements by a court of competent jurisdiction or a board of arbitration;
o     if the Manager fails to provide the Warranty Provider with information regarding the
      Underlying Fund in certain circumstances;
o     if the Manager does not manage the assets of the Fund in accordance with the Fund's objective, policies and strategies;
o     if the Trust establishes another series other than this Fund during the Warranty
      Period; or
o     if the Manager fails to provide certain instructions and information to, and cooperate with, the Custodian in the event that the Warranty Provider has exercised its right to deliver pre-signed instructions from the Manager to the Custodian instructing the Custodian to invest all of the Fund's assets in the debt portfolio.

      If the Fund receives notice of termination from the Warranty Provider, the Fund will promptly notify shareholders of such termination.

      The Warranty Provider (or its affiliate) may monitor the Fund's compliance with the
Warranty Agreement solely to protect the interests of the Warranty Provider and not the
Fund's shareholders. In monitoring the Fund's compliance, the Warranty Provider (or its affiliate) will rely predominantly on information provided by the Fund, the Manager and the
Custodian.

      The Fund and the Manager may terminate the Warranty Agreement if the Warranty
Provider becomes insolvent or if the Warranty Provider ceases to be "well capitalized"
within the meaning of the capital maintenance regulations of the Federal Deposit Insurance
Corporation.

      The Fund will pay to the Warranty Provider, under the Warranty Agreement, an annual fee equal to 0.60% of the average daily net assets of the Fund during the Warranty Period.
If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to his or her Warranty Amount (a "Shortfall"), the Warranty Provider will pay to the Fund an amount sufficient to make sure that each shareholder's account can be redeemed on the
Maturity Date for an amount equal to his or her Warranty Amount. The amount of any
Shortfall required to be paid by the Warranty Provider will be less if the Warranty Amount is reduced. The Warranty Amount will be reduced by (i) the amount of any dividends and distributions taken in cash rather than reinvested in additional shares of the Fund; (ii)
the value of any shares redeemed; (iii) the shareholder's pro rata portion of the amount of any Extraordinary Expenses or any expenses incurred by the Fund in excess of the expense limits described under "Warranty Period;" (iv) the shareholder's pro rata portion of the value of any shares issued by the Fund during the Warranty Period other than in connection with the reinvestment of dividends and distributions; (v) the amount of any increase in the
Warranty Amount per share as a result of changes in accounting practices for the Fund, corporate actions or certain other events; and (vi) if the Manager is required to make payments under the Warranty Agreement in certain instances and the Manager fails to do so in a timely manner, the amount of the payments the Manager failed to make (on a pro rata basis).

      A shareholder's ability to receive his or her Warranty Amount depends on the financial condition of the Warranty Provider. If the Warranty Provider becomes insolvent or its credit deteriorates substantially, payment under the Financial Warranty may not be made or may become unlikely. In such event, the Board could take a variety of actions, including replacing the Financial Warranty or liquidating the Fund. In such circumstances, shareholders could suffer a loss of principal. The Board is under no obligation to replace the Financial Warranty. If it does so, the fee charged by any replacement warranty provider may be higher or lower than the fee charged by the Warranty Provider. If the Board were to determine that liquidation of the Fund during the Warranty Period is in the shareholders'
best interests, the Warranty Agreement would automatically terminate upon such liquidation and the Warranty Provider would have no obligations to make a payment to the Fund. In that event neither the Manager nor any other person would be liable to make a payment to the
Fund to provide shareholders with their Warranty Amount. Upon liquidation, shareholders would receive the then-current net asset value of their Fund account, which may be less than the Warranty Amount they would have received on the Maturity Date.

      The Warranty Agreement may be amended with the prior consent of the Warranty
Provider, the Fund and the Manager. Therefore, material changes to the Warranty Agreement may be made without shareholder approval, even to the extent such change could have a direct or indirect impact on a shareholder's investment in the Fund. Any material amendments to the Warranty Agreement will be disclosed in amendments to this prospectus.

      The Fund will provide you with a copy of the most recent audited annual or unaudited quarterly financial statements of the Warranty Provider, free of charge, upon your request.
To receive a copy of these financial statements, please contact the Fund at the telephone number or write to the Fund at the address shown on the outside back cover of this prospectus.

HOW IS THE WARRANTY AMOUNT DETERMINED?

Example.* Assume you have $20,000 to invest. Assume that you decided to purchase Class A shares and the public offering price is $10.61 per share (initial net asset value of $10.00 per share plus a sales load of 5.75%). After deducting your sales load of 5.75%,
$18,850.14 will be invested in Fund shares and you will have 1,885.01 shares in your account. Your initial Warranty Amount will be $18,850.14.

* Figures used in the example have been rounded to the nearest hundredth.

The full amount of your investment will not receive the benefit of the Financial Warranty.
Rather, the Financial Warranty protects only the amount invested, as reduced by any adjustments to the Warranty Amount by the Warranty Provider permitted under the Warranty
Agreement and less any sales charges and your proportionate share of certain Extraordinary
Expenses, and reduced proportionately for any dividends paid in cash or redemption of shares.

Redemption of shares during the Warranty Period will decrease the Warranty Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then-current Warranty Amount per share, thereby reducing the overall Warranty Amount for the shareholder. A redemption made from the Fund prior to the
Maturity Date will be made at the Fund's then-current net asset value per share, less any applicable deferred sales charge, which may be higher or lower than the Warranty Amount per share.

The Warranty Amount per share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in additional shares of the Fund, the shareholder's total Warranty Amount will remain the same because he or she will hold a greater number of shares at a reduced Warranty Amount per share following payment of a dividend or distribution. The result is to preserve the total
Warranty Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder elects to receive any dividends or distributions in cash, however, he or she will hold the original number of shares at the reduced Warranty Amount per share following payment of a dividend or distribution. This will reduce the Warranty Amount to which such shareholder was entitled before the dividend or distribution was made.

Example 1. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is effective. Although the number of shares in your account increases, and the Warranty Amount per share decreases, your overall Warranty Amount does not change. Using our example, assume it is now December 30, 2007 and the Fund makes effective a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on
December 30, 2007.

To recalculate your Warranty Amount per share:
1.    Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,885.01 shares by $0.15 per share to arrive at $282.75.
2.    Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $282.75 divided by $11.25 equals 25.13 additional shares.
3.    Adjust your account for your additional shares. Add 1,885.01 and 25.13 to arrive at your new share balance of 1,910.14.
4.    Determine your new Warranty Amount per share. Take your original Warranty Amount and divide by your new share balance. Using our example, divide $18,850.14 by 1,910.14 shares to arrive at the new Warranty Amount per share of $9.87.
5.    Your Warranty Amount still equals $18,850.14.

      If you do not reinvest your dividends and distributions in additional shares of the
Fund, your Warranty Amount will be reduced with the same effect as if you had reinvested such dividends and distributions and then immediately redeemed them.

Example 2. Assume you elect to receive Fund dividends and distributions in cash. On each date on which a dividend or distribution is effective, the number of shares you own in the
Fund will remain the same and the Warranty Amount per share will decrease resulting in your overall Warranty Amount declining. Using our example, assume it is now December 30, 2006 and the Fund makes effective a dividend of $0.15 per share. Also assume that the net asset value is $11.25 per share at the end of the day on December 30, 2006.

      To recalculate your Warranty Amount per share:
1.    Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we multiply 1,885.01 shares by $0.15 per share to arrive at $282.75. If you reinvested the distribution, you would have received 25.13 additional shares for a total of 1,910.14 shares. However, because you will receive this amount in cash rather than additional Fund shares, the number of Fund shares you own remains at 1,885.01.

2.    Determine your new Warranty Amount per share. Take your original Warranty Amount and divide by the number of shares you would have had if you reinvested the distribution. Using our example, divide $18,850.14 by 1,910.14 shares to arrive at
         $9.87 per share.

3.    Multiply $9.87 by the number of shares you actually own (1,885.01) to arrive at your new Warranty Amount of $18,605.05.

      Although shareholders can perform this calculation themselves, the Fund will recalculate the Warranty Amount per share whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculation, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control.

      See "Dividends, Capital Gains and Taxes" for additional details regarding the
Financial Warranty.

How the Fund is Managed

THE MANAGER. The Manager, OppenheimerFunds, Inc., serves as the investment adviser to the
Fund and to the Underlying Fund. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of
September 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee at an annual rate of 0.50% per annum of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the
      Underlying Fund relating to the Fund's assets invested in the Underlying Fund.
      However, the management fee shall not be reduced below zero. That fee will apply during the Warranty Period and the Post-Warranty Period. If during the Warranty
      Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the advisory fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the
      Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30%
      for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for
      Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits.
      Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. The Manager voluntarily waived its management fee during the Offering Period. In addition, during the Warranty Period the manger has voluntarily agreed to reduce the management fee payable by the Fund by
      0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the year ended August 31, 2007.

Portfolio Managers. The Fund's portfolio is managed by Angelo Manioudakis, Rudi W. Schadt and Sergei V. Polevikov, who are primarily responsible for the day-to-day management of the Fund's investments.

      Mr. Manioudakis has been a Vice President and portfolio manager of the Fund since
      May 2003. He has been a Senior Vice President of the Manager and of HarbourView
      Asset Management Corporation since April 2002 and a Senior Vice President of OFI
      Institutional Asset Management, Inc. since June 2002. He is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Manioudakis was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management, from August 1993 through April
      2002.

      Mr. Schadt has been a Vice President and portfolio manager of the Fund since
      August 2004. He has been a Vice President, Director of Equity Analytics and Risk in Product Design and Risk Management of the Manager since February 2002 and is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.
      Prior to joining the Manager in February 2002, he was a Director and Senior
      Quantitative Analyst from 2000 through 2001 at UBS Asset Management and an
      Associate Director, Senior Researcher and Portfolio Manager from June 1997 to
      August 2000 at State Street Global Advisors.

      Mr. Polevikov has been a portfolio manager of the Fund since August 2007. He has been an Assistant Vice President of OFI since April 19, 2004 and is a senior research analyst as well as a member of OFI's Product Design and Equity Risk
      Analytics teams. He is a portfolio manager and officer of other portfolios in the
      OppenheimerFunds complex. Prior to joining OFI, Mr. Polevikov earned an MA in
      Economics from the University of Houston, from August 1999 through May 2001, and an MBA (with a concentration in finance) from the University of Rochester, from
      August 2001 through April 2004. Mr. Polevikov was an Economic Research Analyst for
      the Federal Reserve Bank of Dallas from May 1997 to August 1999.

      The Statement of Additional Information provides additional information about the
      Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the
      Securities and Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional
      Information.

ABOUT YOUR ACCOUNT

CAN YOU PURCHASE SHARES OF THE FUND? No, shares of the Fund cannot be purchased during the
Warranty Period other than by the reinvestment of the Fund's dividends and distributions in additional shares of the Fund.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change, and therefore the value of the Fund's investment in the
      Underlying Fund may change, on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation
      Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the
      Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  The Underlying Fund's Board has also adopted fair value policies and procedures. In addition, the discussion of
      "time-zone arbitrage" describes effects that the Underlying Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the
      Manager will use its best judgment to determine a fair value for that security.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the Distributor paid the ongoing service fee to the dealer of record on a periodic basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has
      adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class
      N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor paid  the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fees to dealers periodically.

      The Distributor paid a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares was therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor paid a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares was therefore 1.0% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor typically retained the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional
      Information for exceptions.

      The Distributor paid a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares was therefore 1.0% of the purchase price. The
      Distributor normally retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the
Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or
Distributor from their own resources are not reflected in the tables in the section called
"Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that have offered and sold Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets,"
sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing."
Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment, for example, may have qualified the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments.
Possible considerations include, without limitation, the types of services provided by the intermediary, past sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer Agent to
financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the past distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others.
These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH)
member. AccountLink lets you:
    o transmit funds electronically to purchase shares of another Oppenheimer Fund by telephone (through a service representative or by PhoneLink) or automatically under
      Asset Builder Plans, or

    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should have been requested on your application or your dealer's settlement instructions if you bought your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer
Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
      OppenheimerFunds account you have already established by calling the special
      PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
      Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration
(and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the
Fund at any time, you have up to six months to reinvest all or a part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. If you redeem some or all of your Class A or Class B shares of the Fund during the Post-Warranty
Period, you have up to six months to reinvest all or a part of the redemption proceeds in
Class A shares of this Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares.
You must have asked the Distributor or your financial advisor for this privilege when you sent your payment for shares during the Offering Period.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Prior to the
Maturity Date and during the Post-Warranty Period, shares are redeemed at their net asset value (which may be less than your Warranty Amount) minus any applicable contingent deferred sales charge. For redemptions prior to the Maturity Date and during the
Post-Warranty Period, the net asset value used in determining your share price is the next one calculated after your redemption order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.
Redemption of Fund shares prior to the Maturity Date will reduce your Warranty Amount. The
Fund lets you sell your shares by writing a letter, by wire, by telephone or on the internet. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance. Redemption requests received after 4:00 p.m. (or such earlier time as may be required by your financial intermediary) will be priced at the net asset value at the close of business on the next business day.

      For redemptions made on the Maturity Date (August 5, 2010), the value used in determining your share price will be the greater of (i) the then-current net asset value or
(ii) your Warranty Amount per share. See the examples for help in understanding how this amount is calculated. Redemptions made prior to the Maturity Date or during the
Post-Warranty Period will not be protected by the Financial Warranty and the value of your shares will be the then-current net asset value of the Fund, which may be less than your
Warranty Amount.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement,
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the
      Federal Reserve wire system. The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the
NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.
You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on PhoneLink, call
      1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchased shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix A to the Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A contingent  deferred sales charge will be based on the lesser of the net asset value of the  redeemed  shares  at the time of  redemption  or the  original  net asset  value.  A contingent deferred sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,

o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix A to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the
Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the
Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if during the Offering Period you acquired Class A, Class B, Class C or Class N shares of this Fund by exchanging shares of another Oppenheimer fund that were still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund. During the Post-Warranty
Period, if you acquire Class A, Class B, Class C or Class N shares of this Fund by exchanging the same class of shares of another Oppenheimer fund that are subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

      If you purchased Class A Shares of any one or more of the Oppenheimer funds aggregating $1 million or more and if you redeem any of those shares within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge")
may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption
      (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      If Class B shares are redeemed within six years (72 months) from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which Purchase Order was Accepted       (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------

In the table,  a "year" is a 12-month  period.  In applying the  contingent  deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      Automatic Conversion of Class B Shares. Class B shares automatically convert to Class
      A shares 88 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge (which stops 72 months after purchase)
      that applies to Class B shares under the Class B Distribution and Service Plan, described above. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

      If Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of
1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of
Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer
Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

How to Exchange Shares

The Fund does not offer the ability to exchange into the Fund during the Warranty Period.
Because the Fund is not continuously offering its shares during the Warranty Period, if you exchange your shares of the Fund for shares of another fund you will not be able to effect an exchange back into the Fund during the Warranty Period. In addition, your exchange will be considered a redemption and will reduce your Warranty Amount.

      If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. If you make an exchange prior to the
Maturity Date, you may receive an amount less than your original investment in the Fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You can  find a list  of the  Oppenheimer  funds  that  are  currently  available  for exchanges in the Statement of Additional  Information  or you can obtain a list by calling a service  representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

      A contingent  deferred sales charge (CDSC) is not charged when you exchange  shares of the Fund for shares of another  Oppenheimer  fund.  However,  if you  exchange  your  shares during the applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you acquire.  Similarly,  if during the Offering  Period you acquired  shares of the Fund in  exchange  for shares of  another  Oppenheimer  fund that are  subject to a CDSC holding  period,  that holding  period will have carried over to the acquired  shares of the
Fund.  In either of these  situations,  a CDSC may be  imposed  if the  acquired  shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and  circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at
      www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address. Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional Information for
more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount, and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name"
         account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m.
         Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the Transfer Agent
      permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer
      Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or the Transfer
      Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent may send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the
Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
Telephone transaction privileges for redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. If you redeem your shares before or after the Maturity Date, the redemption value of your shares may be more or less than their original cost. The value of your shares on the
      Maturity Date will equal the greater of the Warranty Amount or the Fund's then-current net asset value.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under
      "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash. However, the Fund has made an election which requires it to pay a certain portion of redemption proceeds in cash.
      See the section entitled "Payments in-Kind" in the Statement of Additional
      Information for more information.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
      Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the
      Fund's privacy policy to shareholders having the same last name and address on the
      Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer
      Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing.
      Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare and pay dividends separately for each class of shares from net investment income on an annual basis.  Dividends and distributions paid to
Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund, if that fund is available for exchanges and if you have an account established in that fund.

      Unless otherwise specified, all dividends and distributions will be automatically reinvested in additional full and fractional shares of the Fund. If you do not reinvest all of your dividends and capital gains distributions in the Fund during the Warranty Period, your Warranty Amount will be reduced.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.
Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      The asset allocation process may increase turnover of the Fund's assets, which may result in the realization of additional gains by the Fund. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from investments included in the debt portfolio even in situations where the Fund has capital losses from investments in the equity portfolio.

      The determination of the tax character of any payment of the Warranty Amount under the Warranty Agreement to the Fund as capital gain or ordinary income is not free from doubt under federal tax law. The Fund intends to take the position that its right to receive the payment under the Warranty Agreement is itself a capital asset, and that the payment in termination of such right gives rise to capital gain. Were the Internal Revenue
Service to challenge such position, at least the portion of such payment attributable to capital losses previously realized by the Fund, and perhaps attributable to the Fund's unrealized capital losses, should be treated as capital gain. Any such gain would be offset by otherwise allowable capital losses, if any. To the extent that the Fund distributes such payment to its shareholders, a portion of such payment may constitute ordinary income to the shareholders, provided however, that if the trustees of the Fund should elect to terminate the Fund at the end of the Warranty Period, it is anticipated that the shareholders receiving such payment in exchange for their shares would be treated as receiving a return of capital to the extent of their basis in the shares of the Fund, and to the extent such payment exceeds basis, as having capital gain.

      Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify as a "regulated investment company" under the Internal
Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      The Fund will invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though the Fund receives no actual interest payments on these securities, the Fund will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held. Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements if shareholders request cash distributions.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights of the Fund

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single
Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.23    $    11.46    $    10.88    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .05 2         .07 2         .11 2         .07            -- 3
Net realized and unrealized gain                        1.81           .80           .65           .64           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.86           .87           .76           .71           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                      --          (.01)         (.12)         (.07)           --
Tax return of capital distribution from
net investment income                                     --          (.09)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from net
realized gain                                             --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.10)         (.18)         (.11)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    14.09    $    12.23    $    11.46    $    10.88    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     15.21%         7.67%         6.98%         6.87%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   50,325    $   54,800    $   64,304    $   71,666    $   78,758
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   54,479    $   60,071    $   68,812    $   78,668    $   39,416
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                   0.38%         0.62%         1.02%         0.65%         0.35%
Total expenses 6                                        1.01%         1.03%         1.10%         1.14%         1.13%
Less reimbursement of management
fees during offering period                               --            --            --            --         (0.32)%
Payments and waivers and reduction to
custodian expenses                                     (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            0.98%         1.00%         1.04%         1.02%         0.81% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            1.49%
        Year Ended August 31, 2006            1.50%
        Year Ended August 31, 2005            1.52% 8
        Year Ended August 31, 2004            1.60%
        Period Ended August 31, 2003          1.38%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.17    $    11.40    $    10.82    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.06) 2       (.02) 2        .03 2        (.02)           -- 3
Net realized and unrealized gain                        1.80           .80           .64           .63           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.74           .78           .67           .61           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --            -- 3        (.03)         (.03)           --
Tax return of capital distribution from
net investment income                                     --          (.01)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from
net realized gain                                         --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.01)         (.09)         (.07)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.91    $    12.17    $    11.40    $    10.82    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     14.30%         6.89%         6.21%         5.94%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  106,377    $  110,228    $  117,057    $  122,411    $  122,968
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  113,121    $  114,903    $  120,928    $  127,128    $   64,461
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           (0.42)%       (0.19)%        0.23%        (0.14)%       (0.20)%
Total expenses 6                                        1.78%         1.78%         1.86%         1.89%         1.88%
Less reimbursement of management
fees during offering period                               --            --            --            --         (0.32)%
Less reimbursement to maintain yield                      --            --            --            --         (0.31)%
Payments, waivers and/or reimbursements
and reduction to custodian expenses                    (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            1.75%         1.75%         1.80%         1.77%         1.25% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            2.26%
        Year Ended August 31, 2006            2.25%
        Year Ended August 31, 2005            2.28% 8
        Year Ended August 31, 2004            2.35%
        Period Ended August 31, 2003          2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

CLASS C    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.20    $    11.42    $    10.82    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.05) 2       (.02) 2        .03 2        (.02)           -- 3
Net realized and unrealized gain                        1.79           .81           .65           .64           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.74           .79           .68           .62           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --            -- 3        (.02)         (.04)           --
Tax return of capital distribution from
net investment income                                     --          (.01)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from
net realized gain                                         --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.01)         (.08)         (.08)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.94    $    12.20    $    11.42    $    10.82    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     14.26%         6.93%         6.24%         5.95%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   34,633    $   35,733    $   41,333    $   51,741    $   60,271
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   36,075    $   38,862    $   46,152    $   59,429    $   31,946
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           (0.40)%       (0.14)%        0.29%        (0.10)%       (0.20)%
Total expenses 6                                        1.76%         1.77%         1.85%         1.88%         1.88%
Less reimbursement of management fees
during offering period                                    --            --            --            --         (0.32)%
Less reimbursement to maintain yield                      --            --            --            --         (0.32)%
Payments, waivers and/or reimbursements and
reduction to custodian expenses                        (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            1.73%         1.74%         1.79%         1.76%         1.24% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            2.24%
        Year Ended August 31, 2006            2.24%
        Year Ended August 31, 2005            2.27% 8
        Year Ended August 31, 2004            2.34%
        Period Ended August 31, 2003          2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.22    $    11.45    $    10.86    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .03 2         .04 2         .09 2         .05            -- 3
Net realized and unrealized gain                        1.80           .81           .65           .63           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.83           .85           .74           .68           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --          (.01)         (.09)         (.06)           --
Tax return of capital distribution from
net investment income                                     --          (.07)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from
net realized gain                                         --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.08)         (.15)         (.10)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    14.05    $    12.22    $    11.45    $    10.86    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     14.98%         7.50%         6.85%         6.55%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    1,676    $    4,542    $    4,324    $    5,109    $    5,432
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    4,600    $    4,477    $    4,659    $    5,408    $    3,713
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                   0.24%         0.34%         0.77%         0.46%         0.06%
Total expenses 6                                        1.19%         1.21%         1.28%         1.34%         1.38%
Less reimbursement of management fees
during offering period                                    --            --            --            --         (0.32)%
Payments, waivers and/or reimbursements and
reduction to custodian expenses                        (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            1.16%         1.18%         1.22%         1.22%         1.06% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            1.67%
        Year Ended August 31, 2006            1.68%
        Year Ended August 31, 2005            1.70% 8
        Year Ended August 31, 2004            1.80%
        Period Ended August 31, 2003          1.63%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

Financial Highlights of the Underlying Fund

Because the Fund may invest a significant amount of its assets in the Underlying Fund, the
Financial Highlights Table on the following page is presented to help you understand the
Underlying Fund's Class Y share financial performance for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned (or lost)
on an investment in the Underlying Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's and the Underlying Fund's independent registered public accounting firm, whose report, along with the Underlying Fund's financial statements, is incorporated by reference in the Fund's
Statement of Additional Information, which is available upon request.

CLASS Y     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
-------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    39.33         $    36.38     $    32.93     $    29.75       $    28.02
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .60 1              .52 1          .64 1          .34              .11
Net realized and unrealized gain                        5.67               2.96           3.34           3.13             1.86
                                                  -----------------------------------------------------------------------------
Total from investment operations                        6.27               3.48           3.98           3.47             1.97
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.56)              (.53)          (.53)          (.29)            (.24)
Distributions from net realized gain                   (1.59)                --             --             --               --
                                                  -----------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                          (2.15)              (.53)          (.53)          (.29)            (.24)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    43.45         $    39.33     $    36.38     $    32.93       $    29.75
                                                  =============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     16.40%              9.63%         12.15%         11.69%            7.11%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  926,217         $  668,823     $  483,532     $  570,991       $  441,460
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  844,472         $  594,018     $  496,349     $  558,130       $  242,029
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.42%              1.38%          1.82%          1.07%            1.01%
Total expenses                                          0.48% 4            0.49%          0.53%          0.60%            0.87%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian expenses                     0.48%              0.49%          0.53%          0.60%            0.83%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  104%                84%            79%            76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007              0.48%

INFORMATION AND SERVICES

For More Information on Oppenheimer Principal Protected Main Street Fund(R)
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and
Exchange Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's
e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange Commission
's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-21281        The Fund's shares are distributed by:
PR0676.001.1207                          [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

                               APPENDIX TO THE PROSPECTUS OF
                     OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND(R)

Graphic material included in the prospectus of Oppenheimer Principal Protected Main Street
Fund ("the Fund") includes "Annual Total Returns (Class A) (as of 12/31 each year)"

      A bar chart is included in the prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund since inception of the
Class A shares, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar Year Ended:        Annual Total Returns
12/31/04                    5.35%

12/31/05                    3.10%
12/31/06                    14.23%

Oppenheimer Principal Protected Main Street Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated December 28, 2007

This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 28, 2007. It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks......
    The Fund's Investment Policies.........................................
    The Asset Allocation Process...........................................
    Other Investment Restrictions..........................................
    Disclosure of Portfolio Holdings.......................................
How the Fund is Managed....................................................
    Organization and History...............................................
    Board of Trustees and Oversight Committees.............................
    Trustees and Officers of the Fund......................................
    The Manager............................................................
Brokerage Policies of the Fund.............................................
Distribution and Service Plans.............................................
Payments to Fund Intermediaries............................................
Performance of the Fund....................................................

About Your Account
How to Sell Shares.........................................................
How to Exchange Shares.....................................................
Dividends, Capital Gains and Taxes.........................................
Additional Information About the Fund......................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm....................
Financial Statements.......................................................

Appendix A: Special Sales Charge Arrangements and Waivers.................A-1
Appendix B: Information About the Underlying Fund.........................B-1

About the Fund

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks as well as information about any non-principal investment policies and the attendant risks not described in the prospectus and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the
Fund. Additional information is also provided about the strategies that the
Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. The "Warranty Period" began August 5,
2003 and will end August 5, 2010 or the next following business day (the
"Maturity Date"). The investment objective of the Fund during the Warranty
Period is to seek capital preservation in order to attempt to make sure that the value of each shareholder's account on the Maturity Date will be no less than the value of that shareholder's account on the last day of the Offering
Period, less sales charges, extraordinary expenses and other amounts not covered by the "Warranty Agreement" (the "Warranty Amount"). The Fund seeks high total return as a secondary objective. There can be no assurance that the
Fund will achieve its objective. The Fund's investment objective during the
"Post-Warranty Period," the period immediately following the Maturity Date, is high total return. This section supplements the disclosure in the Fund's
Prospectus and provides additional information on the Fund's investment policies or restrictions to the extent permitted under the Financial Warranty
Agreement, dated May 29, 2003 (the "Warranty Agreement"), among the Fund, the
Manager and Merrill Lynch Bank USA. Restrictions or policies stated as a maximum percentage of the Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's restrictions and policies.

      Under normal market conditions, during the Warranty Period the Fund's assets are allocated between an equity component, consisting exclusively of
Class Y shares of the Oppenheimer Main Street Fund (the "Underlying Fund"), and
a fixed income component, normally consisting primarily of zero-coupon U.S.
government securities. However, as explained more fully in the prospectus, under certain circumstances, the Fund's assets may be invested primarily or even exclusively in U.S. government securities.

      Merrill Lynch Bank USA ("MLBUSA" or the "Warranty Provider") is a
wholly-owned subsidiary of Merrill Lynch & Co., Inc. MLBUSA is licensed as an industrial bank pursuant to the laws of the State of Utah. MLBUSA is regulated by certain Federal and state agencies and is examined by those agencies. MLBUSA may hedge its risks under the Warranty Agreement with one or more counterparties, including with an affiliate of MLBUSA (which may include the calculation agent under the Warranty Agreement). MLBUSA is not required to hedge its risk under the Warranty Agreement and may choose not to do so.
Whether MLBUSA attempts to hedge its risk under the Warranty Agreement or not, it is the sole entity responsible for making payments to the Fund, if any, under the Warranty Agreement.

The Asset Allocation Process. In pursuing the Fund's investment objective during the Warranty Period, the Manager allocates the Fund's assets between the equity and fixed income components of the portfolio. The Fund did not employ an asset allocation model during the Offering Period and will not do so during the
Post-Warranty Period.

      The prevailing level of interest rates and the volatility of the equity markets will significantly influence the allocation of Fund assets between the equity component and the fixed income component. The Manager will monitor the allocation of the Fund's assets on a daily basis.

      The asset allocation process will also be affected by the Manager's ability to manage the Underlying Fund. If the market value of the Underlying
Fund increases, a smaller portion of the Fund's assets would be allocated to the fixed income component. On the other hand, if the market value of the
Underlying Fund decreases, a higher portion of the Fund's assets would have to be allocated to the fixed income component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be reduced.

      The Warranty Agreement contains a mathematical formula which provides the maximum amount of the Fund's assets that may be invested in the equity component on any given day during the Warranty Period. That percentage allocation to the equity component can be as high as 100% and as low as zero.
Accordingly, the Warranty Agreement could limit the way that the Manager manages the Fund during the Warranty Period in response to changing market conditions.

      In allocating the Fund's assets between the equity and fixed income components, the Manager will base its decision on the formula set forth in the
Warranty Agreement. The formula will help establish both the initial allocation of the Fund's assets and on a daily basis will reevaluate the Fund's then maximum permitted allocation in the equity component. The objective of the formula is to preserve the principal of the Fund, primarily through allocations to the fixed income component. The formula takes into account a number of factors, including, but not limited to:
o     The market value of the Fund's assets as compared to the Warranty Amount;
o     The prevailing level of interest rates;
o     Equity market volatility; and
o     The length of time remaining until the Maturity Date.

      The model may allocate between 0% to 100% of the Fund's assets to the equity component. However, initially a significant portion of the Fund's assets will be allocated to the fixed income component. It is also possible that 100%
of the Fund's assets will be allocated to the debt component during the
Warranty Period.

      The basic terms of the asset allocation model were determined prior to the Fund entering into the Warranty Agreement with MLBUSA. MLBUSA reviewed the asset allocation model in determining whether it was prepared to offer the
Financial Warranty to the Fund and negotiated some modifications to manage its financial risk. MLBUSA has no right to require any modification to the structure of the asset allocation formula during the Warranty Period, but has discretion in certain limited circumstances to adjust certain variables in the formula. Because the model impacts MLBUSA's financial exposure, MLBUSA has a right to approve any changes that the Fund wishes to make to the model during the Warranty Period. MLBUSA has informational rights regarding the model's allocation and the Fund's portfolio during the Warranty Period, but these rights are intended to enable MLBUSA to monitor its financial exposure. Under the terms of the Warranty Agreement, the Fund is subject to certain investment parameters during the Warranty Period. The Fund has also agreed to be bound by various covenants. If the Fund's assets are not managed in accordance with the parameters set forth in the Warranty Agreement or if the Fund breaches these covenants, the Fund's assets could be allocated entirely to the fixed income portfolio for the remainder of the Warranty Period, or MLBUSA may terminate the
Warranty Agreement.

The Financial Warranty. The prospectus contains a detailed description of the
Warranty Agreement. The "Financial Warranty" that the Warranty Provider issued is a contractual obligation to make a payment to the Fund in the event there is a shortfall between the Warranty Amount and the then-current net asset value of the Fund on the Maturity Date ("Shortfall"). The Financial Warranty is not a
guarantee and therefore the availability of the Financial Warranty on the
Maturity Date will be conditioned upon the Manager and the Fund satisfying their respective obligations under the Warranty Agreement. Should the Fund and/or the Manager fail to satisfy their respective obligations under the
Warranty Agreement, the Warranty Provider is permitted to terminate the
Financial Warranty and thus terminate its obligation, if any, to make any payment to the Fund on the Maturity Date. Shareholders also bear the risk that the Warranty Provider will become insolvent or otherwise fail to or become unable to satisfy its payment obligation to the Fund, if any, under the
Financial Warranty. If either event were to occur, shareholders' investment in the Fund would no longer be protected by the Financial Warranty, which means their shares may be worth less than their anticipated Warranty Amount. The
Fund's Board of Trustees will periodically review the financial statements of the Warranty Provider. In the event that the financial condition of the
Warranty Provider has deteriorated beyond certain thresholds, the Trustees will determine whether there is a substantial likelihood that the Warranty Provider will be unable to satisfy its obligations under the Warranty Agreement. Under such circumstances the Board may, but is not obligated to, replace the Warranty
Provider.

      In the event the Manager acts with negligence, recklessness, bad faith, willful misconduct or fraud and the Fund's net asset value is below a set limit, the Manager will be required to make a payment under the Warranty
Agreement in an amount equal to the amount of any reduction in the Fund's net asset value below a set limit that is directly or indirectly attributable to the Manager's conduct. Additionally, in the event the Manager is required to allocate the Fund's assets to the debt component and fails to do so and such failure results in the Fund's net asset value falling below a set limit, the
Manager will be required to pay to the Warranty Provider an amount equal to the
Shortfall due to the Fund's assets not being so invested. In the event the
Manager fails to make any such payment, deliver a notice of objection, or pay such amount into an escrow account to the Warranty Provider within five business days, then the Warranty Provider may terminate the Financial Warranty.
The Warranty Provider may also terminate the Financial Warranty for other reasons, as discussed in the Prospectus and this Statement of Additional
Information.

      The Warranty Agreement imposes certain conditions and requirements on the
Fund and the Manager. Failure to satisfy those conditions and requirements, which are described in detail in the Prospectus, gives the Warranty Provider the ability to (i) reduce the amount of the Fund's assets invested in shares of the Underlying Fund, (ii) require 100% of the Fund's assets to be invested in
U.S. government securities, or (iii) terminate the Warranty Agreement, depending on the condition or requirement. The Manager will monitor the conditions and requirements of the Warranty Agreement on a daily basis to ensure that the Fund and the Manager satisfy those conditions and requirements.
In certain circumstances, the Warranty Agreement provides that in the case of certain deficiencies, the Fund may have a specified period of time to cure the deficiency. In the case of other deficiencies, the Warranty Provider has the right, in its sole discretion, to either direct the Manager to allocate all of the Fund's assets to the debt component, deliver to the Fund's Custodian pre-signed instructions from the Manager instructing the Custodian to immediately allocate all of the Fund's assets to the debt component or change one of the variables in the formula which would have the effect of increasing the portion of the Fund's assets allocated to the debt component or in certain circumstances terminate the Warranty Agreement. The Warranty Provider will rely on the Manager as well as on the Fund's Custodian bank for the information necessary to monitor the Fund's and/or the Manager's compliance with the terms of the Warranty Agreement. The attendant risks to the Fund and shareholders are if the Manager or the Custodian bank fails to provide the information required by the Warranty Agreement, in which case the Warranty Provider may require the
Fund to invest exclusively in U.S. government securities.

      On the Maturity Date, if there is a Shortfall between the Warranty Amount and the Fund's then-current net asset value, the Warranty Provider will be required to make a payment to the Fund in the amount of the Shortfall. The
Shortfall amount will be determined per class of shares and then the specific
Shortfall amount per class of shares will be allocated to the respective class.
Once the dollar amount of Shortfall is allocated per class, that amount will then be divided evenly among the outstanding shares of the class to apply on a shareholder basis. The Fund will then provide those shareholders who redeem their Fund shares on the Maturity Date with their respective Warranty Amount.

      During the Warranty Period, the Fund may purchase securities or engage in investment techniques set forth in the following sections.

      |X| Investments in Equity Securities. The Fund's investments in equity securities will consist exclusively of Class Y shares of the Oppenheimer Main
Street Fund - the Underlying Fund. The Underlying Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid-
and large-capitalization issuers. At times, the Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Underlying Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers. Further information about the Underlying Fund is included under "Information About the
Underlying Fund" in Appendix B to this Statement of Additional Information. The
Underlying Fund's Prospectus and Statement of Additional Information describe in detail the Underlying Fund's investment policies, risks, management, investment restrictions, strategies and types of securities in which it may invest, and contains other information about the Underlying Fund. The
Prospectus, Statement of Additional Information and annual and semi-annual reports of the Underlying Fund are available without charge upon request by calling 1.800.525.7048.

      |X| Investments in Bonds and Other Debt Securities. The Fund will invest in U.S. government securities to seek its investment objective. In general, debt securities are subject to two types of risk: credit risk and interest rate risk.

         o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The fixed income component of the Fund's portfolio consists of U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories.
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc. ("Moody's"), or at least "BBB" by Standard & Poor's Rating
Service, a division of the McGraw-Hill Companies, Inc. ("S&P") or Fitch, Inc.
("Fitch"), or that have comparable ratings by another nationally-recognized rating organization.

         o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).
However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| U.S. Government Securities. U.S. government securities the Fund buys will include non-callable general obligations of the U.S. Treasury backed by the full faith and credit of the U.S. government or of any of the following
U.S. government agencies, instrumentalities or government sponsored enterprises: Federal National Mortgage Association, Federal Home Loan Mortgage
Corporation, Federal Home Loan Bank, Resolution Funding Corporation, Financing
Corporation and Tennessee Valley Authority, provided such securities are rated no less than "AAA" by Standard & Poor's Rating Services or "Aaa" by Moody's
Investors Service, Inc.

         o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Fund can buy include U. S. Treasury securities that have been
"stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below.

         o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
The Fund may invest in, Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), which are supported by the full faith and credit of the U.S. government.

      |X| Zero-Coupon Securities. The Fund can buy zero-coupon and
delayed-interest securities. The Fund can buy U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and typically compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Money Market Instruments. The following is a brief description of the types of the U.S. dollar-denominated money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.
During the Offering Period the Fund invested its assets in:

         o U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, described above.

         o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be:
            o obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o     obligations of a foreign bank with total assets of at least U.S. $1 billion.

      "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance
Corporation.

         o Commercial Paper. The Fund can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

      If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

      During the Warranty Period, the Fund may invest in bank deposits, commercial paper and U.S. government securities (excluding U.S. government zero coupon securities), having a remaining maturity of 90 days or less. The bank deposits will include demand and time deposits in, certificates of deposit of, and bankers' acceptances issued by, any U.S. depository institution or trust company. The bank deposits and commercial paper must have a credit rating of at least "P-1" by Moody's Investors Service, Inc. and at least "A-1" by Standard &
Poor's Rating Services, and the issuer thereof must have at the time of such investment a long-term credit rating of at least "Aa3" by Moody's or at least
"AA" by S&P.

      |X| Borrowing. The Fund may borrow for temporary or emergency purposes only to the extent necessary to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. Currently, under the Investment Company Act of 1940
(the "Investment Company Act"), a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets
(including the amount borrowed less its liabilities, other than borrowings), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. As a matter of fundamental policy, the Fund is authorized to borrow up to the limits set forth in the Investment Company Act.
During periods of substantial borrowings, the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies. The Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the Investment Company Act. Any such borrowing will be made only pursuant to the requirements of the Investment Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of the Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund is likely to have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal
Revenue Code. As a result of the Fund's dynamic asset allocation model, the
Fund may have a higher portfolio turnover rate than other mutual funds.  The
Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

      |X| Investment in Other Investment Companies. As stated above, the Fund can invest in the Class Y shares of Oppenheimer Main Street Fund, subject to the limits set forth in the Investment Company Act or any exemption therefrom that apply to those types of investments and any percentage limit established, from time to time, by the asset allocation formula described in the Warranty
Agreement. As a shareholder of an investment company, the Fund will be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

      |X|  Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to policies approved by the Fund's Board. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 33 1/3% of the value of the Fund's net assets.

      The Fund has entered into a Securities Lending Agreement (the "Securities
Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan Chase"). Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JPMorgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JPMorgan Chase and the Fund. The terms of the loans must also meet applicable tests under the
Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The
Securities Lending Agreement may be terminated by either JPMorgan Chase or the
Fund on 30 days' written notice.

            Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

            There are some risks in connection with securities lending, including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering the loaned securities if the borrower defaults. JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The
Fund may also lose money if the value of the investments purchased with cash collateral decreases.

Other Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the
Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      The Underlying Fund's investment objective is a fundamental policy. Other policies described in the Underlying Fund's Prospectus or its Statement of
Additional Information and in Appendix B to this Statement of Additional
Information are "fundamental" only if they are identified as such. The
Underlying Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Underlying Fund's
Prospectus or Statement of Additional Information, as appropriate. The
Underlying Fund's most significant investment policies are described in its
Prospectus as well as in the Oppenheimer Principal Protected Main Street Fund
Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o  The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in any industry. However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

o     The Fund cannot invest in commodities. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o  The Fund cannot invest in real estate or in interests in real estate.
However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o  The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Fund cannot borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness,
(c) through an interfund lending program with other affiliated funds, and (d)
through repurchase agreements

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other affiliated investment companies.

|X| Does the Underlying Fund Have Additional Fundamental Policies? The
following investment restrictions are Fundamental policies of the Underlying
Fund.

      o The Underlying Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

      o The Underlying Fund cannot invest in commodities. However, the
Underlying Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Underlying Fund cannot invest in real estate or in interests in real estate. However, the Underlying Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Underlying Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Underlying Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed). The Underlying Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Underlying Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

      o The Underlying Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, and (c) through repurchase agreements

      o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Underlying Fund's total assets.
The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time an investment (except in the case of borrowing and investments in illiquid securities) is made. The Fund and the Underlying Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund or Underlying Fund.

      For purposes of the policy not to concentrate its investments as described above, the Fund and the Underlying Fund have adopted classifications of industries and groups of related industries. These classifications are not fundamental policies for the Fund and the Underlying Fund.  The Fund and the
Underlying Fund do not intend to concentrate its investments in a group of industries.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer
Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and
(b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q.
         Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds'
         website at www.oppenheimerfunds.com (select the Fund's name under the
         "View Fund Information for:" menu) with a 15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top
         10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the
Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),

o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
         Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the
Fund's policy as to use of secure e-mail technology.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

                                       37

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund is Managed

Organization and History. The Fund, a series of Oppenheimer Principal Protected
Trust, is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in January 2003.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class C, and Class N. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares.  Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
 Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C. Bowen, Robert J. Malone and F. William Marshall, Jr.  Effective
January 1, 2008, George C. Bowen will replace Edward L. Cameron as Chairman of the Audit Committee.  The Audit Committee held 7 meetings during the Fund's fiscal year ended August 31, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal
Audit Department; (iv)  reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Trustees; (vi) reviewing the independence of the Fund's independent Auditors;
and (vii) pre-approving the provision of any audit or non-audit services by the
Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel and
Beverly L. Hamilton. The Review Committee held 5 meetings during the Fund's fiscal year ended August 31, 2007. Among other duties, as set forth in the
Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review Committee also reviews the adequacy of the
Fund's Codes of Ethics, the Fund's investment performance as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees. The members of the Governance Committee are Robert J. Malone (Chairman), William
Armstrong, Beverly L. Hamilton and F. William Marshall, Jr.  Effective January
1, 2008, Edward L. Cameron will join the Governance Committee. The Governance
Committee held 2 meetings during the Fund's fiscal year ended August 31, 2007.
The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance
Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption
"contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as "Board II Funds"):

                                               Oppenheimer           Principal

Oppenheimer Cash Reserves                      Protected Trust II
                                               Oppenheimer           Principal
Oppenheimer Capital Income Fund                Protected Trust III
                                               Oppenheimer   Senior   Floating

Oppenheimer Champion Income Fund               Rate Fund

Oppenheimer  Commodity  Strategy  Total Return Oppenheimer   Strategic  Income
Fund                                           Fund

                                               Oppenheimer   Variable  Account

Oppenheimer Equity Fund, Inc.                  Funds
Oppenheimer Integrity Funds                    Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund

                                               Centennial    California    Tax

Oppenheimer Main Street Funds, Inc.            Exempt Trust
Oppenheimer Main Street Opportunity Fund       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund         Centennial Money Market Trust

                                               Centennial  New York Tax Exempt

Oppenheimer Municipal Fund                     Trust
Oppenheimer   Portfolio  Series  Fixed  Income
Active Allocation Fund                         Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees were permitted to purchase Class A shares of the Fund and are permitted to purchase the other
Oppenheimer funds at net asset value without sales charge. The sales charge on
Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

      Messrs. Gillespie, Manioudakis, Murphy, Petersen, Schadt, Szilagyi,
Vandehey, Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the
Fund, hold the same offices with one or more of the other Board II Funds. As of
December 7, 2007 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                    As of December 31, 2006

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William L.           President,   Colorado   Christian   University None         Over
Armstrong,           (since 2006); Chairman,  Cherry Creek Mortgage              $100,000
Chairman of the      Company  (since  1991),  Chairman,  Centennial
Board of Trustees    State    Mortgage    Company   (since   1994),
since 2003 and       Chairman,The  El Paso Mortgage  Company (since
Trustee since 2003   1993); Chairman,  Ambassador Media Corporation
Age: 70              (since  1984);  Chairman,   Broadway  Ventures
                     (since  1984);  Director of Helmerich & Payne,
                     Inc.   (oil   and   gas    drilling/production
                     company)  (since  1992),  Campus  Crusade  for
                     Christ   (non-profit)   (since  1991);  Former
                     Director,   The  Lynde   and   Harry   Bradley
                     Foundation,   Inc.  (non-profit  organization)
                     (2002-2006);  former  Chairman  of:  Transland
                     Financial  Services,  Inc.  (private  mortgage
                     banking company)  (1997-2003),  Great Frontier
                     Insurance  (1995-2000),  Frontier Real Estate,
                     Inc.   (residential   real  estate  brokerage)
                     (1994-2000)    and   Frontier   Title   (title
                     insurance    agency)    (1995-2000);    former
                     Director  of  the   following:   UNUMProvident
                     (insurance   company)   (1991-2004),   Storage
                     Technology   Corporation  (computer  equipment
                     company)  (1991-2003) and International Family
                     Entertainment       (television       channel)
                     (1992-1997);     U.S.     Senator     (January
                     1979-January 1991).  Oversees 39 portfolios in
                     the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

George C. Bowen,     Assistant    Secretary    and    Director   of None         Over
Trustee since 2003   Centennial   Asset   Management    Corporation              $100,000
Age: 71              (December    1991-April   1999);    President,
                     Treasurer and Director of  Centennial  Capital
                     Corporation  (June  1989-April  1999);   Chief
                     Executive  Officer and Director of MultiSource
                     Services,  Inc. (March  1996-April  1999); Mr.
                     Bowen held several  positions with the Manager
                     and with  subsidiary or  affiliated  companies
                     of the Manager  (September  1987-April  1999).
                     Oversees     39      portfolios     in     the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Edward L. Cameron,   Member  of The  Life  Guard  of  Mount  Vernon None         Over
Trustee since 2003   (George  Washington   historical  site)  (June              $100,000
Age: 69              2000    -    May     2006);     Partner     of
                     PricewaterhouseCoopers  LLP (accounting  firm)
                     (July  1974-June  1999);   Chairman  of  Price
                     Waterhouse  LLP Global  Investment  Management
                     Industry  Services Group  (financial  services
                     firm)  (July  1994-June  1998).   Oversees  39
                     portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jon S. Fossel,       Director of UNUMProvident  (insurance company) None         Over
Trustee since 2003   (since  June 2002);  Director of  Northwestern              $100,000
Age: 65              Energy  Corp.  (public  utility   corporation)
                     (since  November   2004);   Director  of  P.R.
                     Pharmaceuticals  (October  1999-October 2003);
                     Director  of  Rocky  Mountain  Elk  Foundation
                     (non-profit       organization)      (February
                     1998-February  2003 and since February  2005);
                     Chairman and  Director  (until  October  1996)
                     and  President  and  Chief  Executive  Officer
                     (until   October   1995)   of   the   Manager;
                     President,   Chief   Executive   Officer   and
                     Director   of   the   following:   Oppenheimer
                     Acquisition  Corp.   ("OAC")  (parent  holding
                     company   of   the   Manager),    Shareholders
                     Services,   Inc.  and  Shareholder   Financial
                     Services,  Inc. (until October 1995). Oversees
                     39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director   of  Colorado   Uplift   (charitable None         Over
Trustee since 2003   organization)   (since  September  1984).  Mr.              $100,000
Age: 67              Freedman  held  several   positions  with  the
                     Manager  and  with  subsidiary  or  affiliated
                     companies  of  the  Manager   (until   October
                     1994).   Oversees   39   portfolios   in   the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee    of    Monterey     Institute    for None         None
Trustee since 2003   International       Studies       (educational
Age: 61              organization)  (since  February  2000);  Board
                     Member  of  Middlebury  College   (educational
                     organization) (since December 2005);  Director
                     of  The  California  Endowment  (philanthropic
                     organization)  (since  April  2002);  Director
                     (February  2002-2005) and Chairman of Trustees
                     (since  2006)  of the  Community  Hospital  of
                     Monterey    Peninsula;    Director    (October
                     1991-2005)  and Vice Chairman  (since 2006) of
                     American Funds' Emerging  Markets Growth Fund,
                     Inc.   (mutual   fund);   President   of  ARCO
                     Investment    Management   Company   (February
                     1991-April  2000);  Member  of the  investment
                     committees  of  The   Rockefeller   Foundation
                     (since  2001) and The  University  of Michigan
                     (since  2000);  Advisor at Credit Suisse First
                     Boston's  Sprout venture capital unit (venture
                     capital fund) (1994-January  2005); Trustee of
                     MassMutual   Institutional  Funds  (investment
                     company)  (1996-June  2004);  Trustee  of  MML
                     Series  Investment Fund  (investment  company)
                     (April   1989-June   2004);   Member   of  the
                     investment   committee  of  Hartford  Hospital
                     (2000-2003);    and    Advisor   to   Unilever
                     (Holland) pension fund  (2000-2003).  Oversees
                     39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Director  of  Jones  Knowledge,   Inc.  (since None         Over
Trustee since 2003   2006);   Director   of   Jones   International              $100,000
Age: 63              University  (educational  organization) (since
                     August  2005);   Chairman,   Chief   Executive
                     Officer and  Director of Steele  Street  State
                     Bank   (commercial   banking)   (since  August
                     2003);    Director    of    Colorado    UpLIFT
                     (charitable    organization)   (since   1986);
                     Trustee  of the  Gallagher  Family  Foundation
                     (non-profit    organization)   (since   2000);
                     Former   Chairman   of   U.S.    Bank-Colorado
                     (subsidiary  of  U.S.   Bancorp  and  formerly
                     Colorado   National  Bank)  (July   1996-April
                     1999);  Director of  Commercial  Assets,  Inc.
                     (real estate  investment  trust)  (1993-2000);
                     Director of Jones Knowledge,  Inc.  (2001-July
                     2004); and Director of U.S. Exploration,  Inc.
                     (oil  and  gas   exploration)   (1997-February
                     2004).   Oversees   39   portfolios   in   the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

F. William           Trustee of MassMutual  Select Funds  (formerly None         Over
Marshall, Jr.,       MassMutual  Institutional  Funds)  (investment              $100,000
Trustee since 2003   company)   (since   1996)   and   MML   Series
Age: 65              Investment  Fund  (investment  company) (since
                     1996);    Trustee   of   Worcester    Polytech
                     Institute (since 1985);  Chairman (since 1994)
                     of the  Investment  Committee of the Worcester
                     Polytech   Institute   (private   university);
                     President  and  Treasurer  of  the  SIS  Funds
                     (private   charitable   fund)  (since  January
                     1999);  Chairman of SIS & Family Bank,  F.S.B.
                     (formerly   SIS   Bank)    (commercial   bank)
                     (January  1999-July  1999); and Executive Vice
                     President   of  Peoples   Heritage   Financial
                     Group,   Inc.   (commercial   bank)   (January
                     1999-July  1999).  Oversees 41  portfolios  in
                     the OppenheimerFunds complex.*

---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

     * Includes two open-end investment  companies:  MassMutual Select Funds and
MML Series  Investment  Fund. In accordance with the  instructions  for SEC Form
N-1A, for purposes of this section only,  MassMutual Select Funds and MML Series
Investment  Fund are  included  in the  "Fund  Complex."  The  Manager  does not consider  MassMutual  Select Funds and MML Series  Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation,  retirement,  death or removal and as an officer for an  indefinite term, or until his  resignation,  retirement,  death or removal.  Mr. Murphy was elected  as a Trustee  of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the  Manager,  he will resign as a
Trustee of the Fund and the other Board II Funds (defined below) for which he is a director or trustee.

Interested Trustee
    and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the Past 5 Years;      Dollar     Aggregate
                                                                                    Dollar
                                                                                   Range Of
                                                                                    Shares
                                                                       Range of   Beneficially
Position(s) Held                                                        Shares     Owned in
with the Fund,                                                        Beneficially    All
Length of         Other Trusteeships/Directorships Held; Number of     Owned in   Supervised
Service, Age      Portfolios in the Fund Complex Currently Overseen    the Fund      Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                                      As of December 31, 2006

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

John V. Murphy,   Chairman,  Chief Executive  Officer and Director of None       Over
Trustee,          the Manager  (since June  2001);  President  of the            $100,000
President and     Manager (September 2000-March 2007);  President and
Principal         director  or  trustee of other  Oppenheimer  funds;
Executive         President and Director of  Oppenheimer  Acquisition
Officer since     Corp.   ("OAC")  (the   Manager's   parent  holding
2003              company) and of Oppenheimer  Partnership  Holdings,
Age: 58           Inc.  (holding  company  subsidiary of the Manager)
                  (since  July 2001);  Director  of  OppenheimerFunds
                  Distributor,   Inc.  (subsidiary  of  the  Manager)
                  (November   2001-December   2006);   Chairman   and
                  Director  of  Shareholder  Services,  Inc.  and  of
                  Shareholder  Financial  Services,   Inc.  (transfer
                  agent  subsidiaries  of the  Manager)  (since  July
                  2001);  President and Director of  OppenheimerFunds
                  Legacy    Program    (charitable    trust   program
                  established  by the  Manager)  (since  July  2001);
                  Director  of  the  following   investment  advisory
                  subsidiaries  of  the  Manager:  OFI  Institutional
                  Asset    Management,    Inc.,    Centennial   Asset
                  Management    Corporation,    Trinity    Investment
                  Management    Corporation   and   Tremont   Capital
                  Management,    Inc.    (since    November    2001),
                  HarbourView  Asset  Management  Corporation and OFI
                  Private   Investments,   Inc.  (since  July  2001);
                  President   (since   November  2001)  and  Director
                  (since  July  2001)  of   Oppenheimer   Real  Asset
                  Management,   Inc.;  Executive  Vice  President  of
                  Massachusetts  Mutual Life Insurance Company (OAC's
                  parent company) (since February 1997);  Director of
                  DLB  Acquisition   Corporation   (holding   company
                  parent of Babson  Capital  Management  LLC)  (since
                  June  1995);  Chairman  (since  October  2007)  and
                  Member of the Investment Company  Institute's Board
                  of  Governors  (since   October 2003).Oversees  102
                  portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Gillespie, Manioudakis, Schadt and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen, Szilagyi, Vandehey and Wixted and Ms.  Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Angelo Manioudakis,    Senior Vice  President  of the Manager and of  HarbourView  Asset
Vice President and     Management   Corporation   since   April   2002,   and   of   OFI
Portfolio Manager      Institutional  Asset  Management,  Inc.  since  June  2002;  Vice
since 2003             President  of  Oppenheimer  Real  Asset  Management,  Inc.  since
Age: 41                November 2006;  Vice President of the Fund since 2003.  Executive
                       Director  and  portfolio  manager  for  MSIM/Miller,  Anderson  &
                       Sherrerd,  (Morgan Stanley Asset Management)  (August  1993-April
                       2002).  A portfolio  manager and officer of 15  portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Rudi W. Schadt,        Vice President,  Director of Equity Analytics and Risk in Product
Vice President and     Design and Risk  Management of the Manager since  February  2002.
Portfolio Manager      Vice  President  of the Fund  since  2004.  Director  and  Senior
since 2004             Quantitative   Analyst  at  UBS  Asset  Management   (2000-2001);
Age: 50                Associate  Director,  Senior  Researcher  and  Portfolio  Manager
                       (June  1997-August  2000)  at State  Street  Global  Advisors.  A
                       portfolio   manager   and  officer  of  11   portfolios   in  the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior  Vice  President  and  Chief  Compliance  Officer  of  the

Vice President and     Manager  (since  March  2004);   Chief   Compliance   Officer  of
Chief Compliance       OppenheimerFunds  Distributor,  Inc., Centennial Asset Management
Officer since 2004     and  Shareholder   Services,   Inc.  (since  March  2004);   Vice
Age: 57                President  of  OppenheimerFunds  Distributor,   Inc.,  Centennial
                       Asset  Management  Corporation  and  Shareholder  Services,  Inc.
                       (since  June  1983);   Former  Vice  President  and  Director  of
                       Internal Audit of the Manager  (1997-February  2004).  An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,       Senior Vice  President and Treasurer of the Manager  (since March
Treasurer and          1999);  Treasurer of the following:  HarbourView Asset Management
Principal Financial &  Corporation,  Shareholder Financial Services,  Inc.,  Shareholder
Accounting Officer     Services,  Inc.,  Oppenheimer  Real Asset  Management,  Inc.  and
since 2003             Oppenheimer  Partnership  Holdings,  Inc. (since March 1999), OFI
Age: 48                Private  Investments,  Inc. (since March 2000),  OppenheimerFunds
                       International  Ltd.  and  OppenheimerFunds  plc (since May 2000),
                       OFI Institutional  Asset Management,  Inc. (since November 2000), and  OppenheimerFunds  Legacy Program  (charitable  trust program established  by the  Manager)  (since June 2003);  Treasurer  and
                       Chief  Financial  Officer  of OFI Trust  Company  (trust  company subsidiary of the Manager) (since May 2000);  Assistant Treasurer of the  following:  OAC  (since  March  1999),  Centennial  Asset
                       Management    Corporation    (March    1999-October   2003)   and
                       OppenheimerFunds   Legacy  Program  (April  2000-June  2003).  An
                       officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian S. Petersen,     Vice President of the Manager (since  February  2007);  Assistant
Assistant Treasurer    Vice  President  of  the  Manager  (August  2002-February  2007);
since 2004             Manager/Financial  Product  Accounting  of the Manager  (November
Age: 37                1998-July   2002).   An   officer  of  102   portfolios   in  the

                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,     Assistant  Vice  President  of the  Manager  (since  July  2004);
Assistant Treasurer    Director of  Financial  Reporting  and  Compliance  of First Data
since 2005             Corporation  (April  2003-July  2004);  Manager of  Compliance of
Age: 37                Berger  Financial Group LLC (May 2001-March  2003). An officer of
                       102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,        Executive  Vice  President   (since  January  2004)  and  General
Vice President and     Counsel  (since March 2002) of the Manager;  General  Counsel and
Secretary since 2003   Director  of  the  Distributor  (since  December  2001);  General
Age: 59                Counsel  of  Centennial  Asset  Management   Corporation   (since
                       December  2001);  Senior Vice  President  and General  Counsel of
                       HarbourView Asset Management  Corporation  (since December 2001);
                       Secretary  and  General  Counsel  of OAC (since  November  2001);
                       Assistant  Secretary  (since  September 1997) and Director (since
                       November  2001)  of   OppenheimerFunds   International  Ltd.  and
                       OppenheimerFunds  plc; Vice President and Director of Oppenheimer
                       Partnership  Holdings,  Inc. (since  December 2002);  Director of
                       Oppenheimer  Real Asset  Management,  Inc. (since November 2001);
                       Senior  Vice   President,   General   Counsel  and   Director  of
                       Shareholder  Financial Services,  Inc. and Shareholder  Services,
                       Inc.  (since  December  2001);  Senior  Vice  President,  General
                       Counsel and  Director of OFI Private  Investments,  Inc.  and OFI
                       Trust  Company   (since   November   2001);   Vice  President  of
                       OppenheimerFunds  Legacy Program  (since June 2003);  Senior Vice
                       President  and  General  Counsel  of  OFI   Institutional   Asset
                       Management,    Inc.   (since   November   2001);    Director   of
                       OppenheimerFunds  (Asia) Limited (since  December  2003);  Senior
                       Vice  President  (May  1985-December  2003).  An  officer  of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004). An officer of 102
Age: 39                portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,      Vice   President   (since  June  1998)  and  Senior  Counsel  and
Assistant Secretary    Assistant  Secretary  (since  October 2003) of the Manager;  Vice
since 2004             President  (since 1999) and Assistant  Secretary  (since  October
Age: 42                2003)  of the  Distributor;  Assistant  Secretary  of  Centennial
                       Asset   Management   Corporation   (since  October  2003);   Vice
                       President and Assistant Secretary of Shareholder  Services,  Inc.
                       (since  1999);  Assistant  Secretary of  OppenheimerFunds  Legacy
                       Program and Shareholder Financial Services,  Inc. (since December
                       2001);  Assistant  Counsel of the  Manager  (August  1994-October
                       2003).  An  officer  of 102  portfolios  in the  OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Phillip S. Gillespie,  Senior Vice President and Deputy  General  Counsel of the Manager
Assistant Secretary    (since  September  2004);  First Vice  President  (2000-September
since 2004             2004),   Director   (2000-September   2004)  and  Vice  President
Age: 43                (1998-2000) of Merrill Lynch  Investment  Management.  An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended August 31, 2007.
The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31,
2006.

----------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation     Total Compensation
                                                             From the Fund and

                                  From the Fund(1) Fiscal     Fund Complex(2)
                                   year ended August 31,         Year ended
Position(s) (as applicable)                2007              December 31, 2006

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William L. Armstrong                      $1,091                  $214,504

Chairman of the Board and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert G. Avis(3)                          $597                   $143,000

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

George C. Bowen                            $766                   $143,000

Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Edward L. Cameron                          $919                   $171,600

Audit Committee Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jon S. Fossel                              $778                   $154,174
Review Committee Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Sam Freedman                               $846                   $143,000
Review Committee Chairman

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beverly Hamilton                         $766((4))                $143,000

Review Committee Member and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert J. Malone                           $881                   $164,452

Governance Committee Chairman
and
Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and                 $766                $205,500((5))
Governance Committee Member

----------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.

2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual Institutional
   Funds, the MassMutual Select Funds and the MML Series Investment Fund, the
   investment adviser for which is the indirect parent company of the Fund's
   Manager. The Manager also serves as the Sub-Advisor to the following:
   MassMutual Premier International Equity Fund, MassMutual Premier Main Street
   Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital
   Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML
   Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Mr. Avis retired as Trustee of the Board II Funds effective May 31, 2007.
4.    Includes $766 deferred by Ms. Hamilton under the "Deferred Compensation

   Plan" described below.

1.    Includes $62,500 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Compensation Deferral Plan For Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

|X|   Major Shareholders As of December 7, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were

MLPF&S for the Sole Benefit of its Customers, Attn: Fund Administration, 4800
Deer Lake Drive E., Floor 3, Jacksonville, FL 32246-6484, which owned
610,992.564 Class B shares (representing approximately 8.29% of the Class B shares then outstanding).

MLPF&S for the Sole Benefit of its Customers, Attn: Fund Administration, 4800
Deer Lake Drive E., Floor 3, Jacksonville, FL 32246-6484, which owned
413,157.479 Class C shares (representing approximately 17.95% of the Class C shares then outstanding).

RPSS Customer 403-B Plan, Milford CS, FBO Marilyn J. Garman, 3259 County
Highway 44, Unadilla, NY 13849-3300, which owned 20,588.977 Class N shares
(representing approximately 17.42% of the Class N shares then outstanding).

RPSS TR Rollover IRA, FBO Laurie Wohl, 22 Henry Street, Orangeburg, NY
10962-2307, which owned 12,349.634 Class N shares (representing approximately
10.45% of the Class N shares then outstanding).

RPSS TR Rollover IRA, FBO Paul K. Milovich, 14961 Elm Ave., Irvine, CA
92606-2610, which owned 10,291.631 Class N shares (representing approximately
8.71% of the Class N shares then outstanding).

RPSS TR Rollover IRA, FBO James F. Ziolkowski, 1037 Alva St., Menasha, WI
54952-2007, which owned 10,294.986 Class N shares (representing approximately
8.71% of the Class N shares then outstanding).

RPSS TR Rollover IRA, FBO Danuta Rodriguez, 36 Lexington Ave., Suffern, NY
10901-4512, which owned 9,835.867 Class N shares (representing approximately
8.32% of the Class N shares then outstanding).

RPSS TR Rollover IRA, Anthony J. Fillichio, 514 Solar Isle Dr., Ft.
Lauderdale, FL 33301-2626, which owned 9,828.568 Class N shares (representing approximately 8.31% of the Class N shares then outstanding).

RPSS TR Rollover IRA, FBO Gerald F. Lakin, 425 Merry Hills Dr., High Point,
NC 27262-8364, which owned 6,694.492 Class N shares (representing approximately 5.66% of the Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090.
The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the
Fund votes proxies relating to securities ("portfolio proxies") held by the
Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships.
Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy
Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting
Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The
Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

|X|   The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years were:

         -----------------------------------------------------------------

          Fiscal Year Ended August 31:       Management Fees Paid to
                                             OppenheimerFunds, Inc.

         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2005                          $327,588
         -----------------------------------------------------------------
         -----------------------------------------------------------------
                      2006                          $134,914
         -----------------------------------------------------------------
         -----------------------------------------------------------------

                      2007                           $97,712

         -----------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by the Fund by reason of good faith errors or omissions in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the names "Oppenheimer" and "Main
Street" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the
Fund's parent corporation to use the names "Oppenheimer" and "Main Street" as part of its name and the name of the Fund.

Portfolio Managers. The Fund's portfolio is managed by Angelo Manioudakis, Rudi
W. Schadt and Sergei Polevikov (the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

     Other Accounts Managed.  In addition to managing the Fund's investments, each Portfolio Manager also manage other investment portfolios and accounts.  The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of August 31,
2007.  No account has a performance-based advisory fee:

 Portfolio       Registered Total     Other     Total      Other   Total
                            Assets              Assets in
                            in                  Other
                            RegisteredPooled    Pooled               Assets
                 Investment InvestmentInvestmentInvestment         in Other   )
                 Companies  Companies Vehicles  Vehicles   AccountsAccounts
 Manager          Managed   Managed*   Managed  Managed(1) Managed Managed(1,2
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Angelo              19      $28,448      7        $204       7       $437

 Manioudakis
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Rudi Schadt         10      $4,402      N/A       N/A       N/A      N/A

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Sergei              2        $214       N/A       N/A       N/A      N/A
 Polevikov

 -----------------------------------------------------------------------------
   1.  In millions.
   2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio
Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Fund's Portfolio
Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers and analysts'
interests with the success of the funds and accounts and their shareholders.
The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of August 31, 2007, each
Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

To help the Manager  attract and retain  talent,  the base pay  component of each
portfolio  manager  is  reviewed   regularly  to  ensure  that  it  reflects  the
performance of the  individual,  is  commensurate  with the  requirements  of the particular  portfolio,  reflects  any  specific  competence  or  specialty of the individual  manager,  and is competitive  with other  comparable  positions.  The annual  discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors,  including a fund's pre-tax  performance for periods of up to five years,  measured  against an appropriate  Lipper  benchmark selected by  management.  Other factors  considered  include  management  quality
(such as style  consistency,  risk management,  sector coverage,  team leadership
and   coaching)  and   organizational   development.   The  Portfolio   Managers'
compensation  is not based on the total  value of the  Fund's  portfolio  assets, although  the Fund's  investment  performance  may  increase  those  assets.  The compensation  structure is also intended to be internally  equitable and serve to reduce  potential  conflicts  of  interest  between  the Fund and other funds and accounts managed by the Portfolio Managers.  The compensation  structure of other portfolios  managed by the Portfolio  Managers is different from the compensation structure of the Fund,  described  above.  A portion of the  Portfolio  Managers'
compensation  with regard to those  portfolios may, under certain  circumstances, include an amount based in part on the amount of the portfolios' management fee.

      Ownership of Fund Shares. As of August 31, 2007, the Portfolio Managers
did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the
Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of
Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the
Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended August 31, 2005, 2006 and 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended August 31, 2007, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

   ---------------------------------------------------------------------
      Fiscal Year Ended       Total Brokerage Commissions Paid by the
          August 31:                          Fund(1)
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2005                              None
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
             2006                              None
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

             2007                             None(2)

   ---------------------------------------------------------------------
1.    Amounts do not include  spreads or  commissions  on principal  transactions on a net trade basis.

2.    In the  fiscal  year  ended  August 31,  2007,  the amount of  transactions directed  to brokers  for  research  services  was $0 and amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acted as the Fund's principal underwriter in the public offering of the Fund's classes of shares. The Distributor bore the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The
Distributor was not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------
Fiscal        Aggregate         Class A
                            Front-End Sales
Year       Front-End Sales      Charges
Ended     Charges on Class    Retained by

  8/31:       A Shares        Distributor*

---------------------------------------------
---------------------------------------------
  2005          None              None
---------------------------------------------
---------------------------------------------
  2006          None              None
---------------------------------------------
---------------------------------------------

  2007          None              None

---------------------------------------------

*  Includes  amounts  retained  by a  broker-dealer  that  is an  affiliate  or a parent of the Distributor.

--------------------------------------------------------------------------------
Fiscal     Concessions on    Concessions on   Concessions on    Concessions on
Year       Class A Shares    Class B Shares   Class C Shares    Class N Shares
Ended        Advanced by      Advanced by       Advanced by      Advanced by

  8/31:     Distributor*      Distributor*     Distributor*      Distributor*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2005          None              None             None              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2006          None              None             None              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  2007          None              None             None              None

--------------------------------------------------------------------------------

*  Includes  amounts  retained  by a  broker-dealer  that is an  affiliate  or parent of the distributor.

--------------------------------------------------------------------------------
Fiscal         Class A          Class B           Class C          Class N
             Contingent        Contingent       Contingent        Contingent
Period     Deferred Sales    Deferred Sales   Deferred Sales    Deferred Sales
Ended          Charges          Charges           Charges          Charges
  8/31:      Retained by      Retained by       Retained by      Retained by
             Distributor      Distributor       Distributor      Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2005         $1,195           $350,078          $44,714            $209
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2006          None            $252,360           None              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  2007          $352            $284,924           None              None

--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 88 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The
Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

|X|      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1,
2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares were subject to a contingent deferred sales charge if they were redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 were redeemed within the first year after their purchase, the recipient of the service fees on those shares would have been obligated to repay the Distributor a pro rata portion of the advance payment of those fees.

      For the fiscal year ended August 31, 2007 payments under the Class A plan totaled $135,340, all of which was paid by the Distributor to recipients and included $8,870 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class
B, Class C and Class N shares are purchased. After the first year Class B,
Class C or Class N shares were outstanding, after their purchase, the
Distributor made service fee payments periodically on those shares. The advance payment was based on the net asset value of shares sold. Shares purchased by exchange did not qualify for the advance service fee payment. If Class B, Class
C or Class N shares were redeemed during the first year after their purchase, the recipient of the service fees on those shares was obligated to repay the
Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares were not allowed to be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If an investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B,
Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class
C expenses by 1.00% and the asset-based sales charge and service fees increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and Class
N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allowed investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sold those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:
o     paid sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel that provide distribution-related services of Class B,
         Class C and Class N shares,
o     bore the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses,
o     may not have been able to adequately compensate dealers that sell Class
         B, Class C and Class N shares without receiving payment under the plans and therefore may not have been able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution-related services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C or Class N shares may have been more than the payments it received from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the
Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------

  Distribution and Service Fees Paid to the Distributor for the Fiscal Year
                            Ended August 31, 2007

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                     Total         Amount       Distributor's   Distributor's
                                                  Aggregate      Unreimbursed
                                                Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
                  Under Plan    Distributor      Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan     $1,131,233(1)    $847,739       $2,347,060         2.21%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan      $360,710(2)      $1,453         $875,517          2.53%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan      $23,018(3)      $11,519          $87,602          5.23%

-------------------------------------------------------------------------------

1.    Includes $7,891 paid to an affiliate of the Distributor's parent company.
2.    Includes $13,474 paid to an affiliate of the Distributor's parent company.
3.    Includes $487 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive reallowance of commissions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the
              Distributor to financial intermediaries (see "About Your Account"
              in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "About the
              Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in having offered shares of the Fund or offering other Oppenheimer funds. In addition, some types of payments may have provided a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this Statement of Additional Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the
Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that have sold Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's post sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for having set up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

 1st Global Capital Co.                 Advantage Capital Corporation /
                                       FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

 1st Global Capital Co.                A G Edwards
 ACS HR Solutions                      ADP
 AETNA Life Ins & Annuity Co.          Alliance Benefit Group
 American Enterprise Investments       American Express Retirement Service
 American Funds (Fascorp)              American United Life Insurance Co.
 Ameriprise                            Ameritrade, Inc.
 AMG Administrative Management Group   AST (American Stock & Transfer)
 AXA Advisors                          Baden Retirement
 BCG - New                             BCG (Programs for Benefit Plans)
 Bear Stearns Securities Co.           Benefit Administration, Inc.(WA)
 Benefit Administration, Inc.(WIS)     Benefit Plans Administration
 Benetech, Inc.                        Bisys
 Boston Financial Data Services        Ceridian
 Charles Schwab & Co, Inc.             Citigroup Global Markets Inc (SSB)
 CitiStreet                            City National Investments
 Clark Consulting                      CPI
 DA Davidson & Co.                     Daily Access. Com, Inc.
 Davenport & Co, LLC                   David Lerner Associates
 Digital Retirement Solutions          DR, Inc.
 Dyatech                               E*Trade Clearing LLC
 Edgewood                              Edward D Jones & Co.
 Equitable Life / AXA                  ERISA Administrative Svcs, Inc
 ExpertPlan.com                        FAS Co. (FASCore/RK Pro)
 FBD Consulting                        Ferris Baker Watts, Inc.
 Fidelity                              First Clearing LLC
 First Southwest Co.                   First Trust - Datalynx
 First Trust Corp                      Franklin Templeton
 Geller Group                          Great West Life
 H&R Block Financial Advisors, Inc.    Hartford Life Insurance Co.
 HD Vest Investment Services           Hewitt Associates
 HSBC Brokerage USA, Inc.              ICMA - RC Services
 Independent Plan Coordinators         Ingham Group
 Interactive Retirement Systems        Invesmart
 Janney Montgomery Scott, Inc.         JJB Hillard W L Lyons, Inc.
 John Hancock                          JP Morgan
 July Business Services                Kaufman & Goble
 Legend Equities Co.                   Legg Mason Wood Walker
 Lehman Brothers, Inc.                 Liberty-Columbia 529 Program
 Lincoln Investment Planning, Inc.     Lincoln National Life Insurance Co.
 Linsco Private Ledger Financial       MassMutual
 Matrix Settlement & Clearance
 Services                              McDonald Investments, Inc.
 Mercer HR Services                    Merrill Lynch
 Mesirow Financial, Inc.               MetLife
 MFS Investment Management             Mid Atlantic Capital Co.
 Milliman USA                          Morgan Keegan & Co, Inc.
 Morgan Stanley Dean Witter            Nathan & Lewis Securities, Inc.
 National City Bank                    National Deferred Comp
 National Financial                    National Investor Services Co.
 Nationwide                            Newport Retirement Services
 Northwest Plan Services               NY Life Benefits
 Oppenheimer & Co, Inc.                Peoples Securities, Inc.
 Pershing                              PFPC
 Piper Jaffray & Co.                   Plan Administrators
 Plan Member Securities                Primevest Financial Services, Inc.
 Principal Life Insurance              Prudential
 PSMI Group                            Quads Trust Company
 Raymond James & Associates, Inc.      Reliastar
 Robert W Baird & Co.                  RSM McGladrey
 Scott & Stringfellow, Inc.            Scottrade, Inc.
 Southwest Securities, Inc.            Standard Insurance Co
 Stanley, Hunt, Dupree & Rhine         Stanton Group, Inc.
 Sterne Agee & Leach, Inc.             Stifel Nicolaus & Co, Inc.
 Sun Trust Securities, Inc.            Symetra
 T Rowe Price                          The 401k Company
 The Princeton Retirement Group Inc.   The Retirement Plan Company, LLC
 TruSource                             TruSource Union Bank of CA
 UBS Financial Services, Inc.          Unified Fund Services (UFS)
 US Clearing Co.                       USAA Investment Management Co.
 USI Consulting Group                  Valic
 Vanguard Group                        Wachovia
 Web401K.com                           Wedbush Morgan Securities
 Wells Fargo                           Wilmington Trust

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods, as applicable.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an Ending Redeemable
Value ("ERV" in the formula) of that investment, according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------

        The Fund's Total Returns for the Periods Ended August 31, 2007

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of     Cumulative Total            Average Annual Total Returns
            Returns (5 Years or

             life-of-class, if
Shares             less)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                         1-Year                 5-Year
                                                         (or life of class if

                                                                less)*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After      Without       After    Without       After    Without
           Sales      Sales         Sales    Sales         Sales    Sales
             Charge     Charge     Charge      Charge     Charge      Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A*     37.41%     45.80%      8.59%      15.21%      7.77%      9.28%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B*     39.32%     41.32%      9.30%      14.30%      8.12%      8.48%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C*     41.38%     41.38%     13.26%      14.26%      8.49%      8.49%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N*     44.65%     44.65%     13.98%      14.98%      9.08%      9.08%

-------------------------------------------------------------------------------

*  Inception of Class A, Class B, Class C and Class N: 6/2/03.

----------------------------------------------------------------
 Average Annual Total Returns for Class A Shares (After Sales
                            Charge)

             For the Periods Ended August 31, 2007

----------------------------------------------------------------
----------------------------------------------------------------
                                1-Year            5-Year

                                            (or life of class
                                                if less)*

----------------------------------------------------------------
----------------------------------------------------------------

After Taxes on Distributions     8.59%            7.49%

----------------------------------------------------------------
----------------------------------------------------------------

After Taxes on                   5.58%            6.55%

Distributions and
Redemption of Fund Shares
----------------------------------------------------------------

           *  Inception of Class A shares: 6/2/03.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among domestic hybrid funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

About Your Account

Appendix A contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class
C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class
B, Class C and Class N shares are subject.

      The availability of different classes of shares permitted an investor to choose the method of purchasing shares that was more appropriate for the investor. That may have depended on the amount of the purchase, the length of time the investor expected to hold shares, and other relevant circumstances.
Class A shares normally are sold subject to an initial sales charge. While
Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sold shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      |X| Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions were paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the
Distributor, if the purchase occurred more than 30 days after the Oppenheimer funds were added as an investment option under that plan. Additionally, that concession was not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 88 months from the date of purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than 88 months.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans that may have purchased Class N shares contained in the prospectus, Class N shares may have been offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix A to this Statement of
            Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, would not have been paid to dealers of record on sales of Class
N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
            IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds.

      No sales concessions would have been be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurred more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
            A shares the new account balance may become subject to the Minimum
            Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below
            $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain
            Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
            programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o     Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a
U.S. holiday). All references to time in this Statement of Additional
Information mean "Eastern time." The NYSE's most recent annual announcement
(which is subject to change) states that it will close on New Year's Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after
4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities and traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked"
               prices on the valuation date or, if not,  at the closing "bid"
               price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund if the reinvestment occurs during the Post-Warranty Period or, if the reinvestment occurs during the Warranty Period, in any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C and Class N shares. The
Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Sell Shares" for the imposition of the Class B, Class
C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How to Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:

   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund

   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester National
   Municipal Fund                            Municipals
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester North Carolina

                                             Municipal Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Principal Protected Main      Oppenheimer Senior Floating Rate Fund
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund   Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main

                                            Street Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund II

   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund

   Oppenheimer Equity Income Fund, Inc.      Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Institutional Money Market    Oppenheimer Rochester North Carolina
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester Ohio Municipal
   Municipal Fund                            Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Virginia

                                             Municipal Fund

   Oppenheimer New Jersey Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Oppenheimer  Institutional  Money  Market Fund only offers Class E, Class L and Class P shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund,
      Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of certain money market funds purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund III
      until after the expiration of the warranty period (12/16/2011).

o     Class A, Class B, Class C and Class N shares of Oppenheimer Developing
      Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of that fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer International Small Company Fund may be acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o     In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that Fund.
o     Oppenheimer Global Value Fund only offers Class A and Class Y shares.
      Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
      Distributor.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.
Except, however, with respect to Class A shares of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals acquired prior to October 22,
2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class
A shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating
Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in that exchange will be subject to the Class A
Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Sell Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of  the  fund  to be acquired  are  purchased  on the  Redemption  Date,  but  such  purchases  may be delayed by either fund up to five business  days if it  determines  that it would be disadvantaged by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple  exchange requests from a dealer might require the  disposition  of portfolio  securities at a time or at a price  that  might be  disadvantageous  to the Fund,  the Fund may  refuse  the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A shares.
That is because of the effect of the asset-based sales charge on Class B, Class
C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Shareholders are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code,
by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable year.
In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the
Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the
Fund is effectively connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. However, such reinvestment will not be protected by the Financial
Warranty and will result in a reduction of the shareholder's Warranty Amount.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.
Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.

Additional Information About the Fund

The Distributor. The Fund's shares were sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Warranty  Provider.  Merrill  Lynch Bank USA,  located at 15 West South
Temple  Square,  Suite 300 Salt Lake City,  Utah  84101,  has  entered  into the
Warranty  Agreement  with the Fund.  Merrill  Lynch  Bank USA is a  wholly-owned subsidiary  of Merrill Lynch &  Co.,  Inc. and its principal  business is to engage in banking  activities.  The most recent annual and  unaudited  quarterly financial  statements of Merrill  Lynch Bank USA will be filed with  Oppenheimer
Principal Protected Trust's Form N-1A Registration Statement when such financial statements become available.  You may request a copy of Merrill Lynch Bank USA's financial  statements,  free of charge,  by calling  the  Transfer  Agent at the toll-free  number  listed  on the back  cover of this  Statement  of  Additional
Information.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

Financial Statements. The audited financial statements for the Oppenheimer Main
Street Fund (the "Underlying Fund") are incorporated in this Statement of
Additional Information by reference to the August 31, 2007 annual report to shareholders of the Underlying Fund. You may request a copy of that annual report at no charge by calling the toll-free number listed on the back cover of this Statement of Additional Information during normal business hours on any business day.

      The financial statements for the Fund for the Fund's fiscal year ended
August 31, 2007 follow.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Principal Protected Main Street Fund (the "Fund"), a series of
Oppenheimer Principal Protected Trust, including the statement of investments, as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from June 2, 2003 (commencement of operations) to August, 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from June 2, 2003 (commencement of operations)
to August 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
October 9, 2007

STATEMENT OF INVESTMENTS  August 31, 2007
--------------------------------------------------------------------------------

                                                                                         VALUE
                                                                       SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--98.9% 1
-----------------------------------------------------------------------------------------------
U.S. EQUITY FUND--98.9%
Oppenheimer Main Street Fund, Cl. Y (Cost $124,945,726)             4,394,855   $  190,956,447
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $124,945,726)                          98.9%     190,956,447
-----------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                           1.1        2,054,057
                                                                  -----------------------------
NET ASSETS                                                              100.0%  $  193,010,504
                                                                  =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES           GROSS            GROSS            SHARES
                                                              AUGUST 31, 2006       ADDITIONS       REDUCTIONS   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                         --       4,587,183        4,587,183                --
Oppenheimer Main Street Fund, Cl. Y                                 5,200,552         268,416        1,074,113         4,394,855

                                                                                        VALUE         DIVIDEND       REALIZED
                                                                                   SEE NOTE 1           INCOME           GAIN
------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                              $          --     $      2,224    $        --
Oppenheimer Main Street Fund, Cl. Y                                               190,956,447        2,780,483      9,246,098
                                                                                ----------------------------------------------
                                                                                $ 190,956,447     $  2,782,707    $ 9,246,098
                                                                                ==============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $124,945,726)                                                             $    190,956,447
----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        2,667,988
----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Other                                                                                                           5,859
                                                                                                     -----------------
Total assets                                                                                              193,630,294

----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                        226,464
Warranty agreement fees                                                                                       199,104
Distribution and service plan fees                                                                             84,675
Shareholder communications                                                                                     49,466
Legal, auditing and other professional fees                                                                    44,162
Transfer and shareholder servicing agent fees                                                                  11,711
Trustees' compensation                                                                                          3,238
Other                                                                                                             970
                                                                                                     -----------------
Total liabilities                                                                                             619,790

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $    193,010,504
                                                                                                     =================

----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                           $         13,827
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                113,659,352
----------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                               (66,506)
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               13,393,110
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                 66,010,721
                                                                                                     -----------------
NET ASSETS                                                                                           $    193,010,504
                                                                                                     =================

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $50,325,045
and 3,572,663 shares of beneficial interest outstanding)                                                     $  14.09
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)              $  14.95
----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $106,376,441 and 7,649,812 shares
of beneficial interest outstanding)                                                                          $  13.91
----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $34,632,797 and 2,484,803 shares
of beneficial interest outstanding)                                                                          $  13.94
----------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,676,221 and 119,316 shares
of beneficial interest outstanding)                                                                          $  14.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                                  $      2,782,707
----------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        6,760
----------------------------------------------------------------------------------------------------------------------
Other income                                                                                                       24
                                                                                                     -----------------
Total investment income                                                                                     2,789,491

----------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                97,712
----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                       135,340
Class B                                                                                                     1,131,233
Class C                                                                                                       360,710
Class N                                                                                                        23,018
----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                        34,630
Class B                                                                                                        79,472
Class C                                                                                                        21,634
Class N                                                                                                           752
----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                        16,858
Class B                                                                                                        43,474
Class C                                                                                                        11,593
Class N                                                                                                           162
----------------------------------------------------------------------------------------------------------------------
Warranty agreement fees                                                                                     1,249,850
----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                          9,648
----------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                     1,500
----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                       323
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          29,099
                                                                                                     -----------------
Total expenses                                                                                              3,247,008
Less waivers and reimbursements of expenses                                                                   (60,409)
                                                                                                     -----------------
Net expenses                                                                                                3,186,599

----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                          (397,108)

----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Affiliated companies                                                                                     9,246,098
   Distributions received from affiliated companies                                                         7,966,893
                                                                                                     -----------------

Net realized gain                                                                                          17,212,991
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                       11,870,716

----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $     28,686,599
                                                                                                     =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                                                2007               2006
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             $       (397,108)    $      106,868
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                              17,212,991            203,021
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                          11,870,716         14,942,095
                                                                                         ------------------------------------
Net increase in net assets resulting from operations                                           28,686,599         15,251,984

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                                --            (78,074)
Class B                                                                                                --            (20,939)
Class C                                                                                                --             (5,166)
Class N                                                                                                --             (4,483)
                                                                                         ------------------------------------
                                                                                                       --           (108,662)
-----------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution from net investment income:
Class A                                                                                                --           (476,878)
Class B                                                                                                --           (127,894)
Class C                                                                                                --            (31,550)
Class N                                                                                                --            (27,384)
                                                                                         ------------------------------------
                                                                                                       --           (663,706)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions:
Class A                                                                                       (12,315,145)       (13,502,136)
Class B                                                                                       (19,018,254)       (14,393,299)
Class C                                                                                        (5,946,001)        (8,227,940)
Class N                                                                                        (3,699,943)           (70,695)
                                                                                         ------------------------------------
                                                                                              (40,979,343)       (36,194,070)

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                (12,292,744)       (21,714,454)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           205,303,248        227,017,702
                                                                                         ------------------------------------
End of period (including accumulated net investment loss of
$66,506 and $89,761, respectively)                                                       $    193,010,504     $  205,303,248
                                                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.23    $    11.46    $    10.88    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .05 2         .07 2         .11 2         .07            -- 3
Net realized and unrealized gain                        1.81           .80           .65           .64           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.86           .87           .76           .71           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                      --          (.01)         (.12)         (.07)           --
Tax return of capital distribution from
net investment income                                     --          (.09)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from net
realized gain                                             --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.10)         (.18)         (.11)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    14.09    $    12.23    $    11.46    $    10.88    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     15.21%         7.67%         6.98%         6.87%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   50,325    $   54,800    $   64,304    $   71,666    $   78,758
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   54,479    $   60,071    $   68,812    $   78,668    $   39,416
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                   0.38%         0.62%         1.02%         0.65%         0.35%
Total expenses 6                                        1.01%         1.03%         1.10%         1.14%         1.13%
Less reimbursement of management
fees during offering period                               --            --            --            --         (0.32)%
Payments and waivers and reduction to
custodian expenses                                     (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            0.98%         1.00%         1.04%         1.02%         0.81% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            1.49%
        Year Ended August 31, 2006            1.50%
        Year Ended August 31, 2005            1.52% 8
        Year Ended August 31, 2004            1.60%
        Period Ended August 31, 2003          1.38%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.17    $    11.40    $    10.82    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.06) 2       (.02) 2        .03 2        (.02)           -- 3
Net realized and unrealized gain                        1.80           .80           .64           .63           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.74           .78           .67           .61           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --            -- 3        (.03)         (.03)           --
Tax return of capital distribution from
net investment income                                     --          (.01)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from
net realized gain                                         --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.01)         (.09)         (.07)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.91    $    12.17    $    11.40    $    10.82    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     14.30%         6.89%         6.21%         5.94%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  106,377    $  110,228    $  117,057    $  122,411    $  122,968
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  113,121    $  114,903    $  120,928    $  127,128    $   64,461
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           (0.42)%       (0.19)%        0.23%        (0.14)%       (0.20)%
Total expenses 6                                        1.78%         1.78%         1.86%         1.89%         1.88%
Less reimbursement of management
fees during offering period                               --            --            --            --         (0.32)%
Less reimbursement to maintain yield                      --            --            --            --         (0.31)%
Payments, waivers and/or reimbursements
and reduction to custodian expenses                    (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            1.75%         1.75%         1.80%         1.77%         1.25% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            2.26%
        Year Ended August 31, 2006            2.25%
        Year Ended August 31, 2005            2.28% 8
        Year Ended August 31, 2004            2.35%
        Period Ended August 31, 2003          2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.20    $    11.42    $    10.82    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.05) 2       (.02) 2        .03 2        (.02)           -- 3
Net realized and unrealized gain                        1.79           .81           .65           .64           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.74           .79           .68           .62           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --            -- 3        (.02)         (.04)           --
Tax return of capital distribution from
net investment income                                     --          (.01)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from
net realized gain                                         --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.01)         (.08)         (.08)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.94    $    12.20    $    11.42    $    10.82    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     14.26%         6.93%         6.24%         5.95%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   34,633    $   35,733    $   41,333    $   51,741    $   60,271
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   36,075    $   38,862    $   46,152    $   59,429    $   31,946
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           (0.40)%       (0.14)%        0.29%        (0.10)%       (0.20)%
Total expenses 6                                        1.76%         1.77%         1.85%         1.88%         1.88%
Less reimbursement of management fees
during offering period                                    --            --            --            --         (0.32)%
Less reimbursement to maintain yield                      --            --            --            --         (0.32)%
Payments, waivers and/or reimbursements and
reduction to custodian expenses                        (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            1.73%         1.74%         1.79%         1.76%         1.24% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            2.24%
        Year Ended August 31, 2006            2.24%
        Year Ended August 31, 2005            2.27% 8
        Year Ended August 31, 2004            2.34%
        Period Ended August 31, 2003          2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED AUGUST 31,                        2007          2006          2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.22    $    11.45    $    10.86    $    10.28    $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .03 2         .04 2         .09 2         .05            -- 3
Net realized and unrealized gain                        1.80           .81           .65           .63           .28
                                                  ----------------------------------------------------------------------
Total from investment operations                        1.83           .85           .74           .68           .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --          (.01)         (.09)         (.06)           --
Tax return of capital distribution from
net investment income                                     --          (.07)           -- 3          --            --
Dividends from net realized gain                          --            --          (.02)         (.02)           --
Tax return of capital distribution from
net realized gain                                         --            --          (.04)         (.02)           --
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              --          (.08)         (.15)         (.10)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    14.05    $    12.22    $    11.45    $    10.86    $    10.28
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     14.98%         7.50%         6.85%         6.55%         2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    1,676    $    4,542    $    4,324    $    5,109    $    5,432
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    4,600    $    4,477    $    4,659    $    5,408    $    3,713
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                   0.24%         0.34%         0.77%         0.46%         0.06%
Total expenses 6                                        1.19%         1.21%         1.28%         1.34%         1.38%
Less reimbursement of management fees
during offering period                                    --            --            --            --         (0.32)%
Payments, waivers and/or reimbursements and
reduction to custodian expenses                        (0.03)%       (0.03)%       (0.06)%       (0.12)%          --
                                                  ----------------------------------------------------------------------
Net expenses                                            1.16%         1.18%         1.22%         1.22%         1.06% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    5%           26%          122%          179%           12%

1. For the period from June 2, 2003 (commencement of operations) to August 31,
2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Year Ended August 31, 2007            1.67%
        Year Ended August 31, 2006            1.68%
        Year Ended August 31, 2005            1.70% 8
        Year Ended August 31, 2004            1.80%
        Period Ended August 31, 2003          1.63%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund (the Fund), a series of
Oppenheimer Principal Protected Trust, is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty
Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund
were offered during the Offering Period (May 30, 2003 to July 31, 2003).

      Shares are not offered during the Warranty Period (August 5, 2003 to
August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the
Fund will allocate its assets between Oppenheimer Main Street Fund (the
Underlying Fund) and certain U.S. government securities. The allocation of the
Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty
Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S.
government securities having maturities approximately equal to the period remaining in the Warranty Period.

      The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the
Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering
Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's
Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value. The
Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty.
The Fund's assets and the obligations of the Warranty Provider under the
Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty
Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty
Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

      The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty
Fee will thereafter be reduced to 0.35% of the average daily net assets of the
Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked"
prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term
"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund invests in Class Y shares of Oppenheimer Main Street Fund and
Class E of Oppenheimer Institutional Money Market Fund (the Underlying Funds).
The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Investments in open-end registered investment companies (including underlying funds) are valued at that fund's net asset value.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money

Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required, however during the year ended August 31, 2007, the Fund paid federal excise tax of $2.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
               $ --    $ 13,393,110               $ --         $ 66,010,721

1. During the fiscal year ended August 31, 2007, the Fund utilized $1,992,779 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2007. Net assets of the
Fund were unaffected by the reclassifications.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                               REDUCTION TO
                                   REDUCTION TO             ACCUMULATED NET
     INCREASE TO PAID-IN        ACCUMULATED NET            REALIZED GAIN ON
     CAPITAL                    INVESTMENT LOSS               INVESTMENTS 3
     ----------------------------------------------------------------------
     $ 1,167,344                      $ 420,363                 $ 1,587,707

3. $1,587,707, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006 was as follows:

                                               YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 2007   AUGUST 31, 2006
      ---------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                                $ --         $ 108,662
      Return of capital                                --           663,706
                                                     ----------------------
      Total                                          $ --         $ 772,368
                                                     ======================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $ 124,945,726
                                              =============

      Gross unrealized appreciation           $  66,010,721
      Gross unrealized depreciation                      --
                                              -------------
      Net unrealized appreciation             $  66,010,721
                                              =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED AUGUST 31, 2007       YEAR ENDED AUGUST 31, 2006
                                 SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------

CLASS A
Sold                             22,618    $     282,410 1         6,556    $      79,128 1
Dividends and/or
distributions reinvested             --               --          43,093          505,045
Redeemed                       (929,414)     (12,597,555)     (1,179,635)     (14,086,309)
                             --------------------------------------------------------------
Net decrease                   (906,796)   $ (12,315,145)     (1,129,986)   $ (13,502,136)
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS B
Dividends and/or
distributions reinvested             --    $          --          10,834    $     126,979
Redeemed                     (1,407,738)     (19,018,254)     (1,218,645)     (14,520,278)
                             --------------------------------------------------------------
Net decrease                 (1,407,738)   $ (19,018,254)     (1,207,811)   $ (14,393,299)
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS C
Dividends and/or
distributions reinvested             --    $          --           2,288    $      26,884
Redeemed                       (445,151)      (5,946,001)       (691,022)      (8,254,824)
                             --------------------------------------------------------------
Net decrease                   (445,151)   $  (5,946,001)       (688,734)   $  (8,227,940)
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS N
Dividends and/or
distributions reinvested             --    $          --           2,716    $      31,858
Redeemed                       (252,347)      (3,699,943)         (8,595)        (102,553)
                             --------------------------------------------------------------
Net decrease                   (252,347)   $  (3,699,943)         (5,879)   $     (70,695)
                             ==============================================================

1. Result of a broker correction to a shareholder transaction.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended August
31, 2007, were as follows:

                                          PURCHASES             SALES
           ----------------------------------------------------------
           Investment securities       $ 10,747,377      $ 45,445,450

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund. However, the management fees shall not be reduced below zero. Management fees will apply during the Warranty
Period and the Post-Warranty Period.

      If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than
Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty
Amount will be reduced by any expenses that exceed those limits. The Manager voluntarily waived its management fee during the Offering Period. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%.
Those voluntary undertakings may be amended or eliminated at any time.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2007, the Fund paid
$137,802 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The
Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $2,347,060, $875,517 and $87,602, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------

August 31, 2007            $ --           $ 352       $ 284,924            $ --            $ --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the
Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the year ended August 31, 2007, the Manager reimbursed the Fund $60,371. This voluntary undertaking may be amended or eliminated at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended August 31, 2007, the Manager waived $38 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
August 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements.
The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                               Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

Shares of the Fund were sold during the Offering  Period and cannot be purchased during the Warranty Period.

In certain cases,  the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(2)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

          1)   plans created or qualified under Sections 401(a) or 401(k) of the
               Internal Revenue Code,
          2)   non-qualified deferred compensation plans,
          3)   employee benefit plans(3)
          4)   Group Retirement Plans(4)
          5)   403(b)(7) custodial plan accounts
          6)   Individual  Retirement Accounts ("IRAs"),  including  traditional
               IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

          There is no initial sales charge on purchases of Class A shares of any of the  Oppenheimer  funds  in  the  cases  listed  below.  However,  these purchases may be subject to the Class A contingent deferred sales charge if redeemed  within 18 months (24 months in the case of shares of  Oppenheimer
     Rochester National Municipals and Rochester Fund Municipals purchased prior to  October  22,  2007) of the  beginning  of the  calendar  month of their purchase,  as  described  in the  Prospectus  (unless  a  waiver  described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased  under  these  waivers  that are  subject  to the Class A contingent  deferred sales charge,  the Distributor will pay the applicable concession  described in the Prospectus under "Class A Contingent  Deferred
     Sales Charge."(5) This waiver provision applies to:

|_|  Purchases of Class A shares aggregating $1 million or more.

|_|  Purchases of Class A shares,  prior to March 1, 2007, by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000  or  more,  2) had at the  time of  purchase  100 or more eligible  employees  or total  plan  assets  of  $500,000  or  more,  or 3)
     certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

          1)   through a broker,  dealer, bank or registered  investment adviser that has made special arrangements with the Distributor for those purchases, or

          2)   by  a  direct  rollover  of  a  distribution   from  a  qualified
               Retirement  Plan if the  administrator  of  that  Plan  has  made special arrangements with the Distributor for those purchases.

|_|  Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:

          1)   The record  keeping is performed by Merrill  Lynch Pierce  Fenner
               &  Smith,  Inc.  ("Merrill Lynch") on a daily valuation basis for the  Retirement  Plan. On the date the plan sponsor signs the record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets invested in (a) mutual funds,  other  than those  advised  or  managed by Merrill  Lynch
               Investment  Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement  between  Merrill Lynch and the mutual fund's  principal  underwriter  or  distributor,  and  (b)  funds advised or managed  by MLIM (the funds  described  in (a) and (b)
               are referred to as "Applicable Investments").

          2)   The record  keeping for the  Retirement  Plan is  performed  on a daily  valuation  basis by a record  keeper  whose  services  are provided under a contract or  arrangement  between the Retirement
               Plan and Merrill  Lynch.  On the date the plan sponsor  signs the record keeping  service  agreement  with Merrill Lynch,  the Plan must have $5  million  or more of its  assets  (excluding  assets
               invested  in  money   market   funds)   invested  in   Applicable
               Investments.

          3)   The record  keeping  for a  Retirement  Plan is  handled  under a service  agreement  with  Merrill  Lynch and on the date the plan sponsor signs that  agreement,  the Plan has 500 or more eligible employees (as  determined  by the Merrill  Lynch plan  conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

------------------------------------

Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the
following investors are not subject
to any Class A sales charges (and
no concessions are paid by the
Distributor on such purchases):

|_|  The Manager or its affiliates.

|_|  Present or former officers,

     directors,  trustees and employees (and their "immediate  families") of the
     Fund, the Manager and its affiliates,  and retirement plans  established by them for  their  employees.  The term  "immediate  family"  refers to one's spouse, children,  grandchildren,  grandparents,  parents,  parents-in-law, brothers and sisters,  sons- and  daughters-in-law,  a sibling's  spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|  Registered  management  investment  companies,   or  separate  accounts  of
     insurance companies having an agreement with the Manager or the Distributor for that purpose.

|_|  Dealers or brokers that have a sales  agreement  with the  Distributor,  if they  purchase  shares for their own accounts or for  retirement  plans for their employees.

|_|  Employees and registered  representatives (and their spouses) of dealers or brokers  described above or financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the  Distributor)  or with the  Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's  own account (or for the benefit of such employee's  spouse or minor children).

|_|  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor  providing  specifically for the use of shares of the Fund in particular  investment  products made available to their  clients.  Those  clients may be charged a  transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

|_|  Investment  advisers  and  financial  planners  who  have  entered  into an agreement for this purpose with the Distributor and who charge an advisory, consulting  or other fee for their  services  and buy  shares for their own accounts or the accounts of their clients.

|_|  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.

|_|  Clients of  investment  advisers or financial  planners  (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase  shares  without sales charge but only if their  accounts  are  linked  to a master  account  of their  investment adviser or financial planner on the books and records of the broker,  agent or financial  intermediary with which the Distributor has made such special arrangements . Each of these  investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|  Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor  must be advised of this  arrangement) and persons who are  directors  or  trustees  of the  company  or  trust  which  is the beneficial owner of such accounts.

|_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.

|_|  Dealers,  brokers,  banks,  or  registered  investment  advisers  that have entered into an agreement  with the  Distributor  to sell shares to defined contribution  employee  retirement  plans for which the  dealer,  broker or investment adviser provides administration services.

|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

|_|  A TRAC-2000  401(k) plan (sponsored by the former Quest for Value Advisors)
     whose  Class B or Class C shares  of a Former  Quest  for  Value  Fund were exchanged  for Class A shares of that  Fund due to the  termination  of the
     Class B and Class C TRAC-2000 program on November 24, 1995.

|_|  A qualified Retirement Plan that had agreed with the former Quest for Value
     Advisors to purchase  shares of any of the Former  Quest for Value Funds at net  asset  value,  with  such  shares  to be  held  through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement  was consummated and share purchases commenced by December 31, 1996.

|_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000  or  more,  2) had at the  time of  purchase  100 or more eligible  employees  or total  plan  assets  of  $500,000  or  more,  or 3)
     certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Effective October 1, 2005,  taxable accounts  established with the proceeds of Required Minimum Distributions from Retirement Plans.

     Purchases  by former  shareholders  of Atlas  Strategic  Income Fund of the
     Class A shares of any  Oppenheimer  fund that is available  for exchange to shareholders of Oppenheimer Strategic Income Fund.

B.  Waivers of the Class A Initial  and  Contingent  Deferred  Sales  Charges in
Certain Transactions.

1.   Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
     acquisitions and exchange offers, to which the Fund is a party.
|_|  Shares  purchased by the  reinvestment of dividends or other  distributions reinvested  from  the Fund or other  Oppenheimer  funds or unit  investment trusts  for  which  reinvestment  arrangements  have  been  made  with  the
     Distributor.
|_|  Shares purchased by certain  Retirement Plans that are part of a retirement plan or platform offered by banks,  broker-dealers,  financial  advisors or insurance companies, or serviced by recordkeepers.
|_|  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement  Plan for which the Manager or an  affiliate  acts as sponsor.
|_|  Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession at the annual rate of 0.25%
     is paid by the  Distributor  on purchases made within the first 6 months of plan establishment):
|_|  Retirement Plans that have $5 million or more in plan assets.
|_|  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred
sales charge is also waived if
shares that would otherwise be
subject to the contingent deferred
sales charge are redeemed in the
following cases:
|_|  To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|  Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).
|_|  For distributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

     1)   Following the death or disability (as defined in the Internal  Revenue
          Code) of the participant or beneficiary.  The death or disability must occur after the participant's account was established.

     2)   To return excess contributions.

     3)   To return contributions made due to a mistake of fact.

     4)   Hardship withdrawals, as defined in the plan.

     5)   Under a Qualified Domestic Relations Order, as defined in the Internal
          Revenue  Code,  or,  in the case of an IRA,  a divorce  or  separation agreement described in Section 71(b) of the Internal Revenue Code.

     6)   To meet the minimum distribution  requirements of the Internal Revenue
          Code.

     7)   To make  "substantially  equal  periodic  payments"  as  described  in
          Section 72(t) of the Internal Revenue Code.

     8)   For loans to participants or beneficiaries.

     9)   Separation from service.

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
          (other  than a fund  managed  by the  Manager or a  subsidiary  of the
          Manager)  if  the  plan  has  made  special   arrangements   with  the
          Distributor.

     11)  Plan  termination  or  "in-service  distributions,"  if the redemption proceeds  are rolled over  directly  to an  OppenheimerFunds-sponsored
          IRA.

|_|  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

|_|  For  distributions  from retirement  plans that have $10 million or more in plan  assets  and that  have  entered  into a  special  agreement  with the
     Distributor.

|_|  For distributions from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies or record keepers which have entered into a special agreement with the Distributor.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

---------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in
Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

|_|  Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

|_|  Redemptions  from accounts other than Retirement  Plans following the death or disability of the last  surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a  determination  of disability by the Social
     Security Administration.

|_|  The contingent  deferred  sales charges are generally not waived  following the death or  disability of a grantor or trustee for a trust  account.  The contingent  deferred  sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or  revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a determination  of disability (as defined in the Internal Revenue Code).

|_|  Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

|_|  Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

|_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of  financial  institutions  that have  entered  into a special arrangement with the Distributor for this purpose.

|_|  Redemptions  of Class C shares  of an  Oppenheimer  fund in  amounts  of $1 million or more  requested  in writing by a  Retirement  Plan  sponsor  and submitted more than 12 months after the Retirement Plan's first purchase of
     Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|  Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:

     1)   Following the death or disability (as defined in the Internal  Revenue
          Code) of the participant or beneficiary.  The death or disability must
          occur  after  the   participant's   account  was   established  in  an
          Oppenheimer fund.

     2)   To return excess contributions made to a participant's account.

     3)   To return contributions made due to a mistake of fact.

     4)   To make hardship withdrawals, as defined in the plan.

     5)   To make  distributions  required under a Qualified  Domestic Relations
          Order or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6)   To meet the minimum distribution  requirements of the Internal Revenue
          Code.

     7)   To make  "substantially  equal  periodic  payments"  as  described  in
          Section 72(t) of the Internal Revenue Code.

     8)   For loans to participants or beneficiaries.

     9)   On account of the participant's separation from service.

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
          (other  than a fund  managed  by the  Manager or a  subsidiary  of the
          Manager)  offered as an investment  option in a Retirement Plan if the plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
          distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     12)  For  distributions  from a  participant's  account  under an Automatic
          Withdrawal Plan after the  participant  reaches age 59 1/2, as long as the aggregate  value of the  distributions  does not exceed 10% of the account's value, adjusted annually.

     13)  Redemptions of Class B shares under an Automatic  Withdrawal  Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's  value,  adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

|_|  Shares sold to the Manager or its affiliates.

|_|  Shares  sold to  registered  management  investment  companies  or separate accounts of insurance companies having an agreement with the Manager or the
     Distributor for that purpose.

|_|  Shares issued in plans of reorganization to which the Fund is a party.

|_|  Shares sold to present or former officers, directors, trustees or employees
     (and their  "immediate  families" as defined  above in Section I.A.) of the
     Fund, the Manager and its affiliates  and retirement  plans  established by them for their employees.

IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer  Funds  Who Were  Shareholders  of  Former  Quest  for  Value  Funds

    The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. hbecame the investment adviser to those former
Quest for Value Funds. Those funds include:
   Oppenheimer Rising Dividends Funds, Inc.
   Oppenheimer Small- & Mid- Cap Value Fund

   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International Value Fund, Inc.
   Oppenheimer Quest Opportunity Fund
   Oppenheimer Quest International Value Fund, Inc.

     These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S Government Income Fund
   Quest for Value Investment Quality Income Fund
   Quest for Value Global Income Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value National Tax-Exempt Fund
   Quest for Value California Tax-Exempt Fund

     All of the funds are referred to in this Appendix as the "Former Quest for
Vlaue Funds". The waqivers of initial and contingent deferred sales charges described in this Appenix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired  by such  shareholder  pursuant to an exchange of shares fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on Nocember 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Fund Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations"  formed for any purpose other than the  purdcahse of  securities.
The rates in the table apply if that Association  purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchaes such shares from
OCC Distributors prior to November 24, 1995.

Number of Eligible        Initial Sales Charge as     Initial Sales Charge as a %   Concession as %
Employees or Members      2 % of Offering Price       of Net Amount Invested        of Offering Price

--------------------------------------------------------------------------------
9 or Fewer                       2.50%                        2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not            2.00%                           2.04%                  1.60%
more than 49

IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer  Funds  Who Were  Shareholders  of  Former  Quest  for  Value  Funds

      For purchases by Associations having 50 or more eligible
employees or members, there is no initial sales charge on purchases of
Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of
Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any
Class A initial or contingent deferred sales charges:

o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the
            Former Quest for Value Funds by merger of a portfolio of
            the AMA Family of Funds.

o     Shareholders who acquired shares of any Former Quest for Value
            Fund by merger of any of the portfolios of the Unified
            Funds.
o

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March
6, 1995 in connection with:

o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal
            does not exceed 10% of the initial value of the account
            value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
            required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6,
1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination of total
            disability by the U.S. Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for
            Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value;
            adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
            required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A,
Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for
Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds,
Inc. became the investment adviser to the Former Connecticut Mutual
Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total
   Return Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan
   Capital Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced
   Account
   Connecticut Mutual Growth Account         CMIA Diversified Income
   Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class
A contingent deferred sales charge that was in effect prior to March
18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior
            to March 18, 1996, as a result of direct purchases or
            purchases pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still hold those
            shares in that Fund or other Former Connecticut Mutual
            Funds, and
         2) persons whose intended purchases under a Statement of
            Intention entered into prior to March 18, 1996, with the
            former general distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or more over a
            13-month period entitled those persons to purchase shares
            at net asset value without being subject to the Class A
            initial sales charge

      Any of the Class A shares of a Fund and the other Former
Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior
Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut
            Mutual Funds totaled $500,000 or more, including
            investments made pursuant to the Combined Purchases,
            Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such
            investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund
            merged;
         2) any participant in a qualified plan, provided that the
            total initial amount invested by the plan in the Fund or
            any one or more of the Former Connecticut Mutual Funds
            totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate
            families;
         4) employee benefit plans sponsored by Connecticut Mutual
            Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons
            (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor
            or other activity, and the spouses and minor dependent
            children of such persons, pursuant to a marketing program
            between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an
            individual or individuals, if such institution was directly compensated by the individual(s) for recommending the
            purchase of the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided the
            institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual
Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New
York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this
Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an
Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
      401(a) or 403(b)(7)of the Code, or from IRAs, deferred
      compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
      Incorporation, or as adopted by the Board of Directors of the
      Fund.

VI.  Special  Reduced Sales Charge for Former  Shareholders  of Advance  America
Funds, Inc.
------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S.
Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase
Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of
      Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class
A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,

|_|   present or former officers, directors, trustees and employees
         (and their "immediate families" as defined in the Fund's
         Statement of Additional Information) of the Fund, the Manager
         and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their
         employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the
         Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or
         financial institutions that have entered into sales
         arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|   dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
         Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior
         distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

                               Appendix B

                 Information About the Underlying Fund

Additional Information About the Underlying Fund's Investment Policies
and Risks

The investment objective, the principal investment policies and the main risks of the Oppenheimer Main Street Fund(R)(the "Underlying Fund")
are described in the Underlying Fund's Prospectus as well as the
Prospectus for Oppenheimer Principal Protected Main Street Fund III.
This Appendix B contains supplemental information about those policies and risks and the types of securities that the Underlying Fund's investment Manager, OppenheimerFunds, Inc., can select for the
Underlying Fund. Additional information is also provided about the strategies that the Underlying Fund can use to try to achieve its objective.

The Underlying Fund's Principal Investment Policies. The composition of the Underlying Fund's portfolio and the techniques and strategies that the Underlying Fund's Manager can use in selecting portfolio securities will vary over time. The Underlying Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Equity Securities. The Underlying Fund does
not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers.
At times, the Underlying Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the
Manager's judgment of where the best market opportunities are to seek the Underlying Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range.
Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies.
Therefore, if the Underlying Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Underlying Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_| Rights and Warrants. The Underlying Fund can invest up to
10% of its total assets in warrants or rights, although the Underlying
Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_| Convertible Securities. Convertible securities are debt
securities that are convertible into an issuer's common stock.
Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its
"investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) caused them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
o     whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
o     the extent to which the convertible security may be a defensive
         "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X| Investments in Bonds and Other Debt Securities. The
Underlying Fund can invest in bonds, debentures and other debt securities to seek its investment objective. Because the Underlying
Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the
Underlying Fund's assets will be invested in debt securities. However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Underlying Fund's investments into debt securities.

      The Underlying Fund's debt investments can include
investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa"
by Moody's Investors Service, Inc., or at least "BBB" by Standard &
Poor's Corporation or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the
Underlying Fund buys are unrated, to be considered part of the
Underlying Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

      |_| U.S. Government Securities. The Underlying Fund can buy
securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities)
may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations;
while others are supported only by the credit of the instrumentality.
If a security is not backed by the full faith and credit of the United
States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Underlying Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         |_| Special Risks of Lower-Grade Securities. While it is not
anticipated that the Underlying Fund will invest a substantial portion of its assets in debt securities, the Underlying Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Underlying Fund can invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the
Underlying Fund's portfolio).

      The Underlying Fund can invest up to 25% of its total assets in
"lower grade" debt securities. However, the Underlying Fund does not currently intend to invest more that 10% of its total assets in lower grade debt securities. "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than
"Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch,
Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Underlying Fund's assets that can be invested in lower-grade securities. The Underlying Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Underlying Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      However, the Underlying Fund's limitations on buying these investments can reduce the effect of those risks to the Underlying
Fund, as will the Underlying Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors. The Underlying
Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

      While securities rated "Baa" by Moody's or "BBB" by Standard &
Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, S&P, and Fitch, Inc. are included in an Appendix to the Statement of Additional Information of the Underling Fund.

      |X| Foreign Securities. The Underlying Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Underlying Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The
Underlying Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         |_| Risks of Foreign Investing. Investments in foreign
securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for
            example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those
            applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
            adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Passive Foreign Investment Companies. The Underlying Fund may
purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds also may be PFICs.

      The Underlying Fund is subject to certain percentage limitations under the Investment Company Act relating to the purchase of securities of investment companies, and, consequently, the Underlying Fund may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than 10% of the value of the Underlying Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Underlying Fund traded its portfolio securities during its previous fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The
Underlying Fund's portfolio turnover rate will fluctuate from year to year, and the Underlying Fund can have a portfolio turnover rate of
100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Underlying Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Underlying Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. The Financial
Highlights table at the end of the Prospectus shows the Underlying
Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies. In seeking its objective, the Underlying Fund can from time to time use the types of investment strategies described below. It is not required to use all of these strategies at all times and may, at times, not use any of them.

      |X| Investing in Small, Unseasoned Companies. The Underlying Fund
can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Underlying
Fund's ability to dispose of them and can reduce the price the
Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Underlying Fund is attempting to dispose of its holdings of that security. In that case the Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. The Underlying Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      |X| When-Issued and Delayed-Delivery Transactions. The Underlying
Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Underlying Fund. During the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund from the investment.

      The Underlying Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Underlying Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Underlying Fund engages in when-issued and
delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the
Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Underlying Fund's net asset value. In a sale transaction, it records the proceeds to be received.
The Underlying Fund will identify on its books liquid securities of any type at least equal in value to the value of the Underlying Fund's purchase commitments until the Underlying Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the
Underlying Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Underlying Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Investment in Other Investment Companies. The Underlying Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Underlying Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying
Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the NYSE-Traded Funds'
portfolio, at times when the Underlying Fund may not be able to buy those portfolio securities directly. As a non-fundamental policy, the
Underlying Fund cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the
Investment Company Act.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment
Company Act. The Underlying Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The
Underlying Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| Repurchase Agreements. The Underlying Fund can acquire
securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Underlying Fund shares, or pending the investment of the proceeds from sales of Underlying Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Underlying Fund's limits on holding illiquid investments. The Underlying Fund will not enter into a repurchase agreement having a maturity beyond seven days that causes more than 10% of its net assets to exceed that limit. There is no limit on the amount of the Underlying Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment
Company Act, are collateralized by the underlying security. The
Underlying Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Underlying Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the SEC, the Underlying
Fund, along with other affiliated mutual funds managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities. To enable the Underlying
Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying
Fund must arrange registration because the Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Underlying Fund could sell it. The Underlying
Fund would bear the risks of any downward price fluctuation during that period.

      The Underlying Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the
Underlying Fund's ability to value or to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

      The Underlying Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule
144A security, the Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|   Loans of Portfolio Securities. The Underlying Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Underlying Fund's net assets.
There are some risks in connection with securities lending. The
Underlying Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities in the coming year.

      The Underlying Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the
Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the
Underlying Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

        When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The Underlying Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans.  The terms of the Underlying Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days'
notice or in time to vote on any important matter.

      The Underlying Fund may lend its portfolio securities pursuant to the Securities Lending Agreement (the "Securities Lending Agreement")
with JP Morgan Chase, subject to the restrictions stated in the
Prospectus. The Underlying Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities Lending
Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the
Underlying Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan
Chase, as agent, amounts demanded by the Underlying Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the
Underlying Fund.  The Underlying Fund will receive, pursuant to the
Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP
Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Underlying Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults.  The Securities Lending
Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Underlying Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Underlying Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      |X| Derivatives. The Underlying Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Underlying Fund can use are the hedging instruments described below.

      Other derivative investments the Underlying Fund can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index.
Currency-indexed securities are another derivative the Underlying Fund can use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Underlying Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging. The Underlying Fund can use hedging to attempt to
protect against declines in the market value of the Underlying Fund's portfolio, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the
Underlying Fund could:
      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures. Covered calls can also be used to increase the Underlying Fund's income, but the Manager does not expect to engage extensively in that
         practice.

      The Underlying Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Underlying Fund would normally seek to purchase the securities and then terminate that hedging position. The Underlying Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Underlying Fund could:
      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Underlying Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Underlying Fund's strategy of hedging with futures and options on futures will be incidental to the Underlying Fund's activities in the underlying cash market. The particular hedging instruments the Underlying Fund can use are described below. The
Underlying Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the
Underlying Fund's investment objective and are permissible under applicable regulations governing the Underlying Fund.

      |_| Futures. The Underlying Fund can buy and sell futures
contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies (these are referred to as "forward contracts"), or (5) commodities (these are referred to as "commodity futures"), or (6) an individual stock
("single stock futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly.
Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Underlying Fund can invest a portion of its assets in
commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2)
livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Underlying Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by the Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Underlying Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Underlying Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Underlying Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Underlying
Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the
Underlying Fund. Any loss or gain on the future is then realized by the
Underlying Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Put and Call Options. The Underlying Fund can buy and sell
certain kinds of put options ("puts") and call options ("calls"). The
Underlying Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

      |_| Writing Covered Call Options. The Underlying Fund can write
(that is, sell) covered calls. If the Underlying Fund sells a call option, it must be covered. That means the Underlying Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Underlying Fund's books to enable the Underlying Fund to satisfy its obligations if the call is exercised. Up to 25% of the
Underlying Fund's total assets can be subject to calls the Underlying
Fund writes.

      When the Underlying Fund writes a call on a security, it receives cash (a premium). The Underlying Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the
Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

      When the Underlying Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Underlying
Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium.

      The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing Corporation
("OCC"), as to the investments on which the Underlying Fund has written calls traded on exchanges or as to other acceptable escrow securities.
In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the
Underlying Fund enters into a closing transaction.

      When the Underlying Fund writes an over-the-counter ("OTC")
option, it will enter into an arrangement with a primary U.S.
government securities dealer which will establish a formula price at which the Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the
Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker. To terminate its obligation on a call it has written, the Underlying Fund can purchase a corresponding call in a "closing purchase transaction." The
Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Underlying Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction. The Underlying Fund may realize a profit if the call expires unexercised, because the Underlying Fund will retain the underlying security and the premium it received when it wrote the call.
Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Underlying Fund they are taxable as ordinary income.
If the Underlying Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Underlying Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Underlying
Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Underlying Fund's books. The Underlying Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the
Underlying Fund's receipt of an exercise notice as to that future require the Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is permitted by the Underlying Fund's hedging policies.

      o Writing Put Options. The Underlying Fund can sell put options.
A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Underlying Fund will not write puts if, as a result, more than 25% of the Underlying Fund's total assets would be required to be segregated to cover such put options.

      If the Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the Underlying Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the
Underlying Fund has written expires unexercised, the Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price.
That price will usually exceed the market value of the investment at that time. In that case, the Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Underlying Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Underlying
Fund to take delivery of the underlying security and pay the exercise price. The Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Underlying
Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Underlying Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

      o Purchasing Calls and Puts. The Underlying Fund can purchase calls to protect against the possibility that the Underlying Fund's portfolio will not participate in an anticipated rise in the securities market. When the Underlying Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying
Fund exercises the call. If the Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Underlying Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Underlying Fund owns enables the Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Underlying
Fund will have paid the premium but lost the right to sell the underlying investment. However, the Underlying Fund can sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Underlying Fund does not own
(such as an index or future) permits the Underlying Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Underlying Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      The Underlying Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Underlying
Fund will not exceed 5% of the Underlying Fund's total assets.

      |_| Buying and Selling Options on Foreign Currencies. The
Underlying Fund can buy and sell calls and puts on foreign currencies.
They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Underlying Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the
Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying Fund's position. The Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Underlying Fund writes on a foreign currency is
"covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Underlying Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Underlying Fund's custodian bank.

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Underlying Fund's return. The Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Underlying Fund's option activities could affect its
portfolio turnover rate and brokerage commissions. The exercise of calls written by the Underlying Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate.
The exercise by the Underlying Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.
Although the decision whether to exercise a put it holds is within the
Underlying Fund's control, holding a put might cause the Underlying
Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Underlying Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Underlying Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities.
It is possible that when the Underlying Fund does so the market might decline. If the Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward Contracts. Forward contracts are foreign currency
exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Underlying Fund uses them to
"lock in" the U.S. dollar price of a security denominated in a foreign currency that the Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Underlying Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Underlying Fund can also use
"cross-hedging" where the Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date.
That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Underlying Fund can use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the
Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Underlying Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Underlying Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a
"position hedge." When the Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Underlying
Fund's portfolio securities denominated in that foreign currency. When the Underlying Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated. That is referred to as a "cross hedge."

      The Underlying Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts. The Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Underlying Fund can maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Underlying Fund can purchase a call option permitting the
Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Underlying Fund can purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Underlying Fund is obligated to deliver, the Underlying
Fund might have to purchase additional foreign currency on the "spot"
(that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Underlying Fund is obligated to deliver to settle the trade, the
Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is
extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the
Underlying Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Underlying
Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Underlying
Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Underlying Fund values its assets daily in terms of
U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Underlying Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Underlying Fund at one rate, while offering a lesser rate of exchange if the Underlying
Fund desires to resell that currency to the dealer.

      |_| Interest Rate Swap Transactions. The Underlying Fund can
enter into interest rate swap agreements. In an interest rate swap, the
Underlying Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Underlying Fund can enter into swaps only on securities that it owns. The Underlying Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Underlying Fund will identify liquid assets on its books (such as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.
There is a risk that, based on movements of interest rates in the future, the payments made by the Underlying Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Underlying Fund's loss will consist of the net amount of contractual interest payments that the Underlying Fund has not yet received. The Manager will monitor the creditworthiness of
counterparties to the Underlying Fund's interest rate swap transactions on an ongoing basis.

      The Underlying Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Underlying Fund and that counterparty shall be regarded as parts of an integral agreement.
If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

       |_|  Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The
Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the
Fund's prospectus or this Statement of Additional Information.

      Transactions in options by the Underlying Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying Fund (or an advisor that is an affiliate of the Underlying Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Underlying Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Underlying Fund can invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section
1256 contracts held by the Underlying Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be
marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Underlying Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Underlying Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses)
recognized by the Underlying Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Fund accrues
         interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
         Underlying Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Fund's investment income available for distribution to its shareholders.

      |X| Temporary Defensive and Interim Investments. The Underlying
Fund's temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are
those policies that the Underlying Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the
Underlying Fund's outstanding voting securities. Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Underlying Fund's investment objective is a fundamental policy. Other policies described in the Underlying Fund's Prospectus or its Statement of Additional Information and in this Appendix B are
"fundamental" only if they are identified as such. The Underlying
Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Underlying
Fund's Prospectus or Statement of Additional Information, as
appropriate. The Underlying Fund's most significant investment policies are described in its Prospectus as well as in the Oppenheimer Principal
Protected Main Street Fund III Prospectus.

      |X| Does the Underlying Fund Have Additional Fundamental
Policies? The following investment restrictions are Fundamental policies of the Underlying Fund.

      o The Underlying Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry.
However, there is no limitation on investments in U.S. government securities.

      o The Underlying Fund cannot invest in commodities. However, the
Underlying Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Underlying Fund cannot invest in real estate or in
interests in real estate. However, the Underlying Fund can purchase securities of issuers holding real estate or interests in real estate
(including securities of real estate investment trusts).

      o The Underlying Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Underlying Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the
Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.
Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Underlying Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed). The
Underlying Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Underlying Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

      o The Underlying Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements

      o The Underlying Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Underlying
Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

      Unless the Underlying Fund's Prospectus or Statement of
Additional Information state that a percentage restriction applies on an ongoing basis, it applies only at the time the Underlying Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Underlying Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Underlying Fund.

      For purposes of the Underlying Fund's policy not to concentrate its investments as described above, the Underlying Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer
Convertible Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which
Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan"
also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the
Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and
403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Principal Protected Main Street Fund(R)

Internet Website:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1350 Lawrence Street, Suite 100
      Denver, CO 80204

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

(OppenheimerFunds logo)
PX0676.001.1207

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   Amended and Restated Declaration of Trust dated 5/23/03: Previously filed with Registrant's Pre-Effective Amendment No. 3, 5/30/03, and
incorporated herein by reference.

(b)   By-Laws: Previously filed with the Registrant's initial registration statement, 1/17/03, and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate for Oppenheimer Principal
Protected Main Street Fund: Previously filed with Registrant's Pre-Effective
Amendment No. 1, 3/26/03, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  3,  10/25/04,  and  incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3, 10/25/04, and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 3, 10/25/04, and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated 1/1/05:
Previously filed with Registrant's Post-Effective Amendment No. 5, 10/24/05, and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated 3/14/03: Previously filed with Registrant's Pre-Effective Amendment No. 1, 3/26/03, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

       (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   Form of Amended and Restated Compensation Deferral Plan for Eligible
Trustees: Previously filed with Post-Effective Amendment No. 18 to the
Registration Statement of Oppenheimer International Bond Fund (Reg. No.
33-58383), (12/20/07), and incorporated herein by reference.

(g)   (i)  Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of
Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and
incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(h)       (i)    Financial Warranty Agreement dated May 29, 2003 among
Merrill Lynch Bank USA, OppenheimerFunds, Inc. and the Registrant: Previously
filed with Registrant's Pre-Effective Amendment No. 3, 5/30/03, and
incorporated herein by reference.

         (ii)    Financial Warranty No. 1 dated August 5, 2003: Previously
filed with Registrant's Post-Effective Amendment No. 1, 8/11/03, and
incorporated herein by reference.

       (iii)   Service Agreement dated May 29, 2003 among OppenheimerFunds,
Inc., the Registrant, J.P. Morgan Chase Bank and Merrill Lynch Bank USA:
Previously filed with Registrant's Pre-Effective Amendment No. 3, 5/30/03, and incorporated herein by reference.

(i)   Opinion and Consent of Counsel dated 5/27/03: Previously filed with
Registrant's initial Pre-Effective Amendment No 3, 5/30/03, and incorporated herein by reference.

(j)      (i)     Consent of Deloitte & Touche LLP, independent registered public accounting firm, with respect to Registrant's audited financial statements and with respect to the audited financial statements of
Oppenheimer Main Street Fund incorporated in the Statement of Additional
Information by reference: Filed herewith.

        (ii)    Consent of Deloitte & Touche LLP, independent registered public accounting firm, with respect to the audited financial statements of
Merrill Lynch Bank USA: To be filed by amendment.

(k)   (i) Audited financial statements of Merrill Lynch Bank USA as of
12/29/06: To be filed by amendment.

      (ii) Unaudited quarterly financial statements of Merrill Lynch Bank USA as of 3/30/07: To be filed by amendment.

      (iii) Unaudited quarterly financial statements of Merrill Lynch Bank
USA as of 6/29/07: To be filed by amendment.

      (iv) Unaudited quarterly financial statements of Merrill Lynch Bank USA as of 9/28/07: To be filed by amendment.

(l)   Investment Letter dated March 13, 2003 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 1,
3/26/03, and incorporated herein by reference.

(m)      (i)   Amended and Restated Service Plan and Agreement for Class A
shares for Oppenheimer Principal Protected Main Street Fund dated 10/28/05:
Previously filed with Registrant's Post-Effective Amendment No. 8, 12/5/06, and incorporated herein by reference.

         (ii)  Amended and Restated Distribution and Service Plan and
Agreement for Class B shares for Oppenheimer Principal Protected Main Street
Fund dated 10/28/05: Previously filed with Registrant's Post-Effective
Amendment No. 8, 12/5/06, and incorporated herein by reference.

        (iii)  Amended and Restated Distribution and Service Plan and
Agreement for Class C shares for Oppenheimer Principal Protected Main Street
Fund dated 10/28/05: Previously filed with Registrant's Post-Effective
Amendment No. 8, 12/5/06, and incorporated herein by reference.

        (iv)  Amended and Restated Distribution and Service Plan and
Agreement for Class N shares for Oppenheimer Principal Protected Main Street
Fund dated 10/28/05: Previously filed with Registrant's Post-Effective
Amendment No. 8, 12/5/06, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/29/07: Previously filed with the Initial Registration Statement of
Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No.
333-146105), (9/14/07), and incorporated herein by reference.

(o)        Powers of Attorney for all Trustees/Directors and Principal
Officers:  Previously filed with the Initial Registration Statement of
Oppenheimer Portfolio Series Active Allocation Fund (Reg. No. 333-146105),
9/14/07, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105),
(09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Adams               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Rowe Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            None
Vice President & Senior
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Britton,            Formerly     CTO/Managing     Director     of    IT
Vice President              Infrastructure   at   GMAC   Residential    Funding
                            Corporation (October 2000 - October 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Holly Broussard,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JoAnne Butler,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lauren Coulston,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Dawson,              None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Delano,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   of
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Ferguson,           Formerly Senior  Marketing  Manager at ETrade (June
Assistant Vice President    2006 - January 2007) and Senior  Marketing  Manager
                            at Axa Financial (April 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donald French,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raquel Granahan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Herrmann,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eivind Holte,               Formerly Vice  President at U.S. Trust (June 2005 -
Vice President              October 2007)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Kennedy,              Formerly  self-employed  (December 2005 - September
Senior Vice President       2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               None
Assistant Vice President &
Marketing Compliance
Manager
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Knott,              None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Kohn,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Livengood,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina Loftus,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Senior Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Martin,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McCanna,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neil McCarthy,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary McNamee,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Nasta,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Polak,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jessica Rosenfeld,          None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Royce,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            None.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Navin Sharma,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tammy Sheffer,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter Strzalkowski,         Formerly  (as  of  August  2007)   Founder/Managing
Vice President              Partner at Vector Capital Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carole Sumption,            Formerly  Vice  President at Policy  Studies,  Inc.
Vice President              (July 2003 - April 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ryan Virag,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Darren Walsh,               Formerly  General Manager and Senior Vice President
Executive Vice President    of  Comverse  (December  2005  -  September  2006);
                            Senior Vice  President of Strategic  Initiatives at
                            CSG Systems (2002 - December 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah Weaver,
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Assistant Vice President,
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell Williams,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Wimer,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolff,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Apostolopoulos(1)         Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ross Burkstalker                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman                Vice President           None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charlotte Gardner(1)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Grill(2)                  Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunter                  Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Garrett Harbron                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse Jurman                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Kasa                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Loftus(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael McDonald                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Meerman                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Saul Mendoza                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher Nicholson            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Pawluk(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Perry                      Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Aaron Pisani(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rachel Powers                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Pretzel                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ramsey Rayan                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Rock                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Walsh                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber                  Director                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

During the Warranty Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Financial Warranty issued by Merrill Lynch Bank USA (or any successors or substituted entities thereto) to the Fund under the Financial
Warranty Agreement. These significant events include (i) the termination of the Financial Warranty Agreement; (ii) a default under the Financial Warranty
Agreement that has a material adverse effect on a shareholder's right to receive his or her Warranted Amount on the Maturity Date; or (iii) the
insolvency of Merrill Lynch Bank USA (or any successors or substituted entities thereto).

The Registrant hereby undertakes to update its registration statement on an annual basis under the Investment Company Act of 1940, as amended (the "1940
Act") to include updated audited financial statements for Merrill Lynch Bank
USA (or any successors or substituted entities thereto), as applicable.
Merrill Lynch Bank USA has represented to Registrant that its audited financial statements to be included in Registrant's Registration Statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP, as if Merrill Lynch Bank USA
was required to file Form 10-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act").  Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of Merrill Lynch
Bank USA (or such successors or substituted entities), as applicable, regarding such financial statements.

In the event that a Warranty Provider to the Fund is an entity other than
Merrill Lynch Bank USA ("Substitute Warranty Provider"), and such Substitute
Warranty Provider files Forms 10-K under the Exchange Act then Registrant hereby undertakes to incorporate by reference in its Statement of Additional
Information on an annual basis under the 1940 Act updated audited financial statements for the Substitute Warranty Provider included in such Forms 10-K under the Exchange Act.  In the event that at any time during the Warranty
Period during which the Registrant is required to file amendments to its
Registration Statement under the 1940 Act the Substitute Warranty Provider ceases to file a Form 10-K pursuant to the Exchange Act or if any other
Substitute Warranty Provider is not required to file a Form 10-K pursuant to the Exchange Act, the Registrant undertakes to update its Registration
Statement on an annual basis under the 1940 Act to include updated audited financial statements for the then-current Substitute Warranty Provider (or any successors or substituted entities thereto) and will obtain a representation from said Substitute Warranty Provider (or any successors or substituted entities thereto) that its audited financial statements provided to Registrant for inclusion in Registrant's Registration Statement, as it may be amended from time to time, have been and will be prepared in accordance with Regulation S-X and U.S. GAAP covering the periods that would be required if the Substitute Warranty Provider was required to file Form 10-K under the
Exchange Act.  Any Substitute Warranty Provider's audited financial statements will also be incorporated by reference in Registrant's Statement of Additional Information.  Further, the Registrant undertakes under any circumstances described in this paragraph to include as an exhibit to its
Registration Statement as it relates to the Fund, the consent of the independent auditors of the Substitute Warranty Provider (or such successors or substituted entities), as applicable, regarding such financial statements.

During the Warranty Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of Merrill Lynch Bank USA, or any Substitute Warranty Provider to the
Financial Warranty or Financial Warranty Agreement, free of charge, upon a shareholder's request.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of December, 2007.

                              OPPENHEIMER PRINCIPAL PROTECTED TRUST

                              By:   John V. Murphy*
                                    John V. Murphy, President,
                                    Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

William L. Armstrong*        Chairman of the               December 28, 2007
William L. Armstrong          Board of Trustees

John V. Murphy*               President, Principal          December 28, 2007
John V. Murphy                Executive Officer and Trustee

Brian W. Wixted*              Treasurer, Principal          December 28, 2007
Brian W. Wixted               Financial & Accounting Officer

George C. Bowen*              Trustee                       December 28, 2007
George C. Bowen

Edward L. Cameron*            Trustee                       December 28, 2007
Edward L. Cameron

Jon S. Fossel*                Trustee                       December 28, 2007
Jon S. Fossel

Sam Freedman*                 Trustee                       December 28, 2007
Sam Freedman

Beverly L. Hamilton*          Trustee                       December 28, 2007
Beverly L. Hamilton

Robert J. Malone*             Trustee                       December 28, 2007
Robert J. Malone

F. William Marshall, Jr.*                                   Trustee
December 28, 2007
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                                  SIGNATURES

Oppenheimer  Main  Street  Funds,  Inc.  has  duly  caused  this  Registration
Statement of  Oppenheimer  Principal  Protected  Trust  relating to its series
Oppenheimer  Principal  Protected  Main Street Fund to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  in the City of New York and
State of New York on the 28th day of December, 2007.

                              OPPENHEIMER MAIN STREET FUNDS, INC.

                              By:  John V. Murphy*

                                   -----------------------
                                   John V. Murphy, President,
                              Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement of  Oppenheimer  Principal  Protected  Trust  relating to its series
Oppenheimer  Principal Protected Main Street Fund has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                          Date

William L. Armstrong*     Chairman of the                 December 28, 2007
William L. Armstrong      Board of Directors

John V. Murphy*               President, Principal          December 28, 2007
John V. Murphy                Executive Officer and Director

Brian W. Wixted*              Treasurer, Principal          December 28, 2007
Brian W. Wixted               Financial & Accounting Officer

George C. Bowen*              Director                      December 28, 2007
George C. Bowen

Edward L. Cameron*            Director                      December 28, 2007
Edward L. Cameron

Jon S. Fossel*                Director                      December 28, 2007
Jon S. Fossel

Sam Freedman*                 Director                      December 28, 2007
Sam Freedman

Beverly L. Hamilton*          Director                      December 28, 2007
Beverly L. Hamilton

Robert J. Malone*             Director                      December 28, 2007
Robert J. Malone

F. William Marshall, Jr.*                                   Director
December 28, 2007
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST

                        Post-Effective Amendment No. 9

                    Registration Statement No. 333-102588

                                EXHIBIT INDEX

Exhibit No.    Description

23(j)    (i)   Consent of Independent  Registered  Public  Accounting  Firm of
               the Registrant and Oppenheimer Main Street Fund(R)